September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Limited Duration Income Trust (BLW)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
AIMCO CLO Ltd., Series 2018-BA, Class CRR, (3-mo. CME Term SOFR + 2.40%), 6.72%, 04/16/37(a)(b)	USD	500	$ 503,620
Anchorage Capital CLO Ltd., Series 2015-7A, Class DR3, (3-mo. CME Term SOFR + 3.80%), 8.11%, 04/28/37(a)(b)		1,000	1,006,673
Apidos CLO XVIII-R(a)(b)
Series 2018-18A, Class A1R2, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/22/38		2,255	2,264,318
Series 2018-18A, Class BR2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/22/38		1,353	1,359,805
Argent Securities Trust, Series 2006-W5, Class A1, (1- mo. Term SOFR + 0.41%), 4.57%, 06/25/36(a)		3,640	2,416,970
Bain Capital Credit CLO Ltd., Series 2021-3A, Class D, (3-mo. CME Term SOFR + 3.36%), 7.68%, 07/24/34(a)(b)		250	249,062
Ballyrock CLO Ltd.(a)(b)
Series 2020-14AR, Class DR, (3-mo. CME Term SOFR + 5.85%), 10.18%, 07/20/37		250	250,851
Series 2024-28A, Class A2, (3-mo. CME Term SOFR + 1.70%), 6.03%, 01/20/38		750	752,625
Bryant Park Funding Ltd., Series 2024-22A, Class C, (3-mo. CME Term SOFR + 2.60%), 6.92%, 04/15/37(a)(b)		800	805,779
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3-mo. CME Term SOFR + 1.02%), 5.35%, 04/20/32(a)(b)		1,537	1,538,307
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 6.19%, 07/17/34(a)(b)		250	250,415
Cedar Funding XIV CLO Ltd., Series 2021-14A, Class B1R, (3-mo. CME Term SOFR + 1.70%), 6.02%, 10/15/37(a)(b)		500	501,405
Cedar Funding XV CLO Ltd., Series 2022-15A, Class B, (3-mo. CME Term SOFR + 1.80%), 6.13%, 04/20/35(a)(b)		450	451,224
CIFC Funding Ltd.(a)(b)
Series 2017-1A, Class CRR, (3-mo. CME Term SOFR + 2.45%), 6.78%, 04/21/37		550	553,888
Series 2018-1A, Class A1R, (3-mo. CME Term SOFR + 1.32%), 5.59%, 01/18/38		1,804	1,809,412
Series 2018-1A, Class BR, (3-mo. CME Term SOFR + 1.70%), 5.97%, 01/18/38		2,255	2,264,336
Series 2019-1A, Class D1R2, (3-mo. CME Term SOFR + 3.05%), 7.38%, 10/20/37		500	504,234
Series 2022-7A, Class ER, (3-mo. CME Term SOFR + 5.35%), 9.68%, 01/22/38		500	506,305
Citigroup Mortgage Loan Trust, Series 2006-FX1, Class A7, 7.28%, 10/25/36		291	168,058
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(b)		272	274,048
Creeksource Dunes Creek CLO Ltd., Series 2024-1A, Class A1, (3-mo. CME Term SOFR + 1.41%), 5.73%, 01/15/38(a)(b)		500	502,171
CWABS Asset-Backed Certificates Trust, Series 2006- 26, Class 1A, (1-mo. Term SOFR + 0.39%), 4.55%, 06/25/37(a)		414	390,039
Dryden CLO Ltd., Series 2018-64A, Class D, (3-mo. CME Term SOFR + 2.91%), 7.24%, 04/18/31(a)(b)		250	251,858
GoldenTree Loan Management U.S. CLO Ltd., Series 2021-11A, Class AR, (3-mo. CME Term SOFR + 1.08%), 5.41%, 10/20/34(a)(b)		280	280,225
Security		Par (000)	Value
Asset-Backed Securities (continued)
GoodLeap Home Improvement Solutions Trust, Series 2025-1A, Class B, 6.27%, 02/20/49(b)	USD	270	$ 276,076
GreenSky Home Improvement Issuer Trust, Series 2024-2, Class C, 5.55%, 10/27/59(b)		100	101,008
Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, 09/20/65(b)		293	296,301
Madison Park Funding XXXVII Ltd., Series 2019-37A, Class BR2, (3-mo. CME Term SOFR + 1.95%), 6.27%, 04/15/37(a)(b)		875	879,078
Madison Park Funding XXXVIII Ltd., Series 2021-38A, Class B, (3-mo. CME Term SOFR + 1.91%), 6.19%, 07/17/34(a)(b)		250	250,475
Mariner Finance Issuance Trust, Series 2024-AA, Class E, 9.02%, 09/22/36(b)		497	515,920
Nelnet Student Loan Trust, Series 2025-BA, Class D, 6.04%, 05/17/55(b)		801	806,602
OCP CLO Ltd.(a)(b)
Series 2019-16A, Class DR, (3-mo. CME Term SOFR + 3.41%), 7.74%, 04/10/33		250	250,823
Series 2024-38A, Class A, (3-mo. CME Term SOFR + 1.33%), 5.66%, 01/21/38		1,000	1,003,018
Octagon 54 Ltd., Series 2021-1A, Class D, (3-mo. CME Term SOFR + 3.31%), 7.63%, 07/15/34(a)(b)		250	249,983
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class BR2, (3-mo. CME Term SOFR + 1.66%), 5.98%, 01/25/31(a)(b)		250	250,450
OZLM XXI Ltd., Series 2017-21A, Class D, (3-mo. CME Term SOFR + 5.80%), 10.13%, 01/20/31(a)(b)		250	240,042
Palmer Square CLO Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.97%, 01/15/38(a)(b)		1,520	1,527,965
Regatta 30 Funding Ltd., Series 2024-4A, Class B, (3- mo. CME Term SOFR + 1.65%), 5.97%, 01/25/38(a)(b)		1,600	1,604,208
Regatta XVIII Funding Ltd., Series 2021-1A, Class BR, (3-mo. CME Term SOFR + 1.55%), 5.87%, 04/15/38(a)(b)		300	300,645
Regatta XXIV Funding Ltd., Series 2021-5A, Class D1R, (3-mo. CME Term SOFR + 2.80%), 7.13%, 01/20/38(a)(b)		250	252,453
Regional Management Issuance Trust, Series 2021-3, Class A, 3.88%, 10/17/33(b)(c)		980	949,424
Rockford Tower CLO Ltd.(a)(b)
Series 2017-2A, Class DR, (3-mo. CME Term SOFR + 3.11%), 7.43%, 10/15/29		500	500,012
Series 2021-3A, Class A1R, (3-mo. CME Term SOFR + 1.40%), 5.72%, 01/15/38		2,977	2,989,190
RR Ltd., Series 2022-24A, Class A1A2, (3-mo. CME Term SOFR + 1.31%), 5.63%, 01/15/37(a)(b)		250	250,968
Service Experts Issuer LLC, Series 2024-1A, Class A, 6.39%, 11/20/35(b)		168	171,955
Sterling COOFS Trust(b)(c)
Series 2004-1, Class A, 2.36%, 04/15/29		607	—
Series 2004-2, Class Note, 2.08%, 03/30/30		382	—
Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, 07/30/54(b)		293	296,829
Symphony CLO Ltd., Series 2023-40A, Class AR, (3-mo. CME Term SOFR + 1.31%), 5.63%, 01/05/38(a)(b)		500	501,930
Trimaran CAVU Ltd.(a)(b)
Series 2021-1A, Class D1R, (3-mo. CME Term SOFR + 3.40%), 7.72%, 07/23/37		250	251,133
Series 2021-2A, Class D1, (3-mo. CME Term SOFR + 3.51%), 7.83%, 10/25/34		500	502,302

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Asset-Backed Securities (continued)
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32(d)	GBP	20	$ 28,485
Upgrade Master Pass-Thru Trust, Series 2025-ST4, Class A, 5.50%, 08/16/32(b)	USD	262	262,847
UPX HIL Issuer Trust, Series 2025-1, Class A, 5.16%, 01/25/47(b)		452	453,900
Voya CLO Ltd., Series 2019-3A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.19%, 10/17/32(a)(b)		500	500,500
Whitebox CLO II Ltd., Series 2020-2A, Class D1R2, (3- mo. CME Term SOFR + 2.90%), 7.22%, 10/24/37(a)(b)		500	504,080
Whitebox CLO III Ltd., Series 2021-3A, Class DR, (3-mo. CME Term SOFR + 2.85%), 7.17%, 10/15/35(a)(b)		250	252,004
Wireless PropCo Funding LLC, Series 2025-1A, Class B, 4.30%, 06/25/55(b)		870	830,506
Total Asset-Backed Securities — 6.9% (Cost: $38,058,725)			37,906,740

	Shares
Common Stocks
Capital Markets — 0.0%
Wom New Holdco(c)(e)	549	12,627
Construction & Engineering — 0.0%
Mcdermott International Ltd.(e)	382	7,602
Entertainment — 0.0%
Learfield Communications LLC, (Acquired 09/06/23, Cost: $22,469)(c)(e)(f)	1,788	187,740
Financial Services — 0.1%
Aimbridge Acquisition Co., Inc.(c)(e)	6,610	426,306
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc.(e)	464	386
Household Products — 0.0%
Berkline Benchcraft Equity LLC(c)(e)	3,155	—
Industrial Conglomerates(e) — 0.0%
Ameriforge Group, Inc.(c)	801	—
SVP Singer	4,245	18,572
		18,572
IT Services — 0.1%
Travelport LLC(c)(e)	90	271,641
Real Estate Management & Development — 0.0%
ADLER Group SA(c)(e)	33,168	—
Trading Companies & Distributors — 0.0%
TMK Hawk Midco Corp.(c)(e)	10,062	110,685
Security	Shares	Value
Transportation Infrastructure — 0.0%
Incora Top Holdco LLC(b)(c)(e)	9,432	$ 59,233
Total Common Stocks — 0.2% (Cost: $1,888,493)		1,094,792

		Par (000)
Corporate Bonds
Advertising Agencies — 1.1%
Clear Channel Outdoor Holdings, Inc.(b)(g)
7.75%, 04/15/28	USD	470	469,145
7.50%, 06/01/29		839	814,848
7.88%, 04/01/30		636	667,817
7.13%, 02/15/31		872	901,345
7.50%, 03/15/33		1,013	1,059,161
CMG Media Corp., 8.88%, 06/18/29(b)		188	172,663
Interpublic Group of Cos., Inc., 5.40%, 10/01/48(g)		200	186,604
Lamar Media Corp.
4.00%, 02/15/30		40	38,293
5.38%, 11/01/33(b)		209	207,463
Neptune Bidco U.S., Inc., 9.29%, 04/15/29(b)(g)		608	596,867
Outfront Media Capital LLC/Outfront Media Capital Corp.(b)
5.00%, 08/15/27		88	87,558
4.25%, 01/15/29(g)		268	257,412
4.63%, 03/15/30(g)		107	102,837
7.38%, 02/15/31(g)		254	267,955
Stagwell Global LLC, 5.63%, 08/15/29(b)(g)		101	98,113
			5,928,081
Aerospace & Defense — 2.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)		303	311,916
ATI, Inc.
5.88%, 12/01/27(g)		127	127,243
4.88%, 10/01/29		101	99,300
7.25%, 08/15/30(g)		535	561,582
5.13%, 10/01/31(g)		215	211,587
Bombardier, Inc.(b)
6.00%, 02/15/28(g)		542	543,370
8.75%, 11/15/30(g)		251	270,676
7.25%, 07/01/31(g)		68	72,082
7.00%, 06/01/32(g)		254	265,477
6.75%, 06/15/33		337	351,679
Efesto Bidco SpA Efesto U.S. LLC, Series XR, 7.50%, 02/15/32(b)(g)		952	968,755
Goat Holdco LLC, 6.75%, 02/01/32(b)		339	347,475
Northrop Grumman Corp., 3.85%, 04/15/45(g)		600	487,926
Spirit AeroSystems, Inc.(b)(g)
9.38%, 11/30/29		524	551,887
9.75%, 11/15/30		456	501,506
TransDigm, Inc.(b)
6.75%, 08/15/28(g)		1,152	1,173,956
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
TransDigm, Inc.(b) (continued)
6.38%, 03/01/29(g)	USD	1,604	$ 1,639,931
6.63%, 03/01/32(g)		1,386	1,426,949
6.00%, 01/15/33(g)		944	954,462
6.38%, 05/31/33(g)		1,321	1,335,852
6.25%, 01/31/34		192	197,456
6.75%, 01/31/34(g)		1,355	1,401,015
			13,802,082
Air Freight & Logistics(b) — 0.1%
Rand Parent LLC, 8.50%, 02/15/30		234	243,141
Stonepeak Nile Parent LLC, 7.25%, 03/15/32		114	120,046
			363,187
Automobile Components — 0.9%
American Axle & Manufacturing, Inc.(b)(h)
10/15/32		151	150,745
10/15/33		158	159,232
Aptiv Swiss Holdings Ltd., 4.40%, 10/01/46(g)		240	191,793
Clarios Global LP/Clarios U.S. Finance Co.(b)
6.75%, 05/15/28(g)		839	857,531
6.75%, 02/15/30		359	370,851
4.75%, 06/15/31	EUR	295	352,871
6.75%, 09/15/32(g)	USD	684	699,157
Dana, Inc.
4.25%, 09/01/30		87	86,160
4.50%, 02/15/32		134	131,944
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32(b)(g)		112	117,488
Goodyear Tire & Rubber Co.
6.63%, 07/15/30		165	167,419
5.25%, 04/30/31		13	12,285
5.63%, 04/30/33		109	101,415
IHO Verwaltungs GmbH, (7.00% PIK), 7.00%, 11/15/31(d)(i)	EUR	100	127,085
Mahle GmbH, 6.50%, 05/02/31(d)		100	121,532
Qnity Electronics, Inc.(b)
5.75%, 08/15/32	USD	277	279,113
6.25%, 08/15/33		214	218,534
Schaeffler AG(d)
4.25%, 04/01/28	EUR	100	119,329
4.75%, 08/14/29		100	120,557
Tenneco, Inc., 8.00%, 11/17/28(b)	USD	453	453,827
ZF Europe Finance BV, 7.00%, 06/12/30(d)	EUR	100	121,870
			4,960,738
Automobiles — 1.3%
Asbury Automotive Group, Inc., 4.50%, 03/01/28	USD	146	144,215
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(b)		200	195,811
10.38%, 03/31/29(d)	GBP	100	130,770
Carvana Co.(b)(g)(i)
(9.00% PIK), 9.00%, 06/01/30	USD	693	724,655
(9.00% PIK), 9.00%, 06/01/31		1,557	1,763,553
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(b)		200	212,640
General Motors Financial Co., Inc., 6.00%, 01/09/28(g)		1,000	1,035,756
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 11.50%, 08/15/29(b)		200	211,000
LCM Investments Holdings II LLC(b)(g)
4.88%, 05/01/29		285	279,229
8.25%, 08/01/31		290	306,705
Lithia Motors, Inc., 5.50%, 10/01/30(b)		174	173,782
Nissan Motor Acceptance Co. LLC, 6.13%, 09/30/30(b)		446	446,152
Security		Par (000)	Value
Automobiles (continued)
Nissan Motor Co. Ltd.
5.25%, 07/17/29(d)	EUR	100	$ 119,651
7.75%, 07/17/32(b)	USD	204	215,886
6.38%, 07/17/33(b)	EUR	145	175,268
8.13%, 07/17/35(b)(g)	USD	607	651,611
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.20%), 4.75%, 03/24/37(a)(d)	EUR	100	119,454
Renault SA, 3.88%, 09/30/30(d)		100	117,227
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC, 10.00%, 01/15/31(b)	USD	232	215,968
Wabash National Corp., 4.50%, 10/15/28(b)(g)		146	135,461
			7,374,794
Banks — 0.1%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(d)	EUR	100	120,900
Banco Espirito Santo SA(e)(j)
4.75%, 01/15/22(a)		100	25,829
4.00%, 01/21/22		100	25,829
Intesa Sanpaolo SpA, 5.71%, 01/15/26(b)(g)	USD	200	200,435
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35(a)(d)	EUR	100	126,302
Walker & Dunlop, Inc., 6.63%, 04/01/33(b)	USD	143	146,239
			645,534
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 02/01/46(g)		741	694,191
Building Materials — 1.6%
AmeriTex HoldCo Intermediate LLC, 7.63%, 08/15/33(b)		222	231,055
Builders FirstSource, Inc.(b)
6.38%, 03/01/34		146	150,395
6.75%, 05/15/35		172	179,591
CP Atlas Buyer, Inc., 9.75%, 07/15/30(b)		68	71,216
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.38%, 12/15/30(b)	EUR	160	196,251
6.38%, 12/15/30(d)		100	122,657
6.63%, 12/15/30(b)(g)	USD	1,931	1,984,970
6.75%, 07/15/31(b)		212	220,195
Jeld-Wen, Inc.(b)
4.88%, 12/15/27		240	234,206
7.00%, 09/01/32(g)		219	184,941
JH North America Holdings, Inc.(b)
5.88%, 01/31/31		238	241,645
6.13%, 07/31/32(g)		225	230,462
New Enterprise Stone & Lime Co., Inc.(b)
5.25%, 07/15/28		81	80,252
9.75%, 07/15/28		300	300,666
Quikrete Holdings, Inc.(b)
6.38%, 03/01/32(g)		1,202	1,245,084
6.75%, 03/01/33		318	330,623
Smyrna Ready Mix Concrete LLC(b)
6.00%, 11/01/28		56	56,018
8.88%, 11/15/31(g)		238	251,314
Standard Building Solutions, Inc.(b)(g)
6.50%, 08/15/32		633	649,471
6.25%, 08/01/33		625	633,366
Standard Industries, Inc.(b)
4.75%, 01/15/28		2	1,983
4.38%, 07/15/30(g)		519	497,607

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Building Materials (continued)
Standard Industries, Inc.(b) (continued)
3.38%, 01/15/31(g)	USD	353	$ 319,665
Wilsonart LLC, 11.00%, 08/15/32(b)		305	296,902
			8,710,535
Building Products(b) — 0.6%
Foundation Building Materials, Inc., 6.00%, 03/01/29		16	16,218
Park River Holdings, Inc., 03/15/31(h)		165	167,091
QXO Building Products, Inc., 6.75%, 04/30/32(g)		893	924,609
White Cap Buyer LLC, 6.88%, 10/15/28(g)		1,965	1,959,163
			3,067,081
Capital Markets — 1.0%
Apollo Debt Solutions BDC
5.88%, 08/30/30(b)		163	165,860
6.70%, 07/29/31		195	206,663
6.55%, 03/15/32(b)		45	47,222
ARES Strategic Income Fund
5.60%, 02/15/30(g)		125	126,220
5.80%, 09/09/30(b)		220	223,567
5.15%, 01/15/31(b)		175	172,916
Bain Capital Specialty Finance, Inc., 5.95%, 03/15/30		70	70,358
Blackstone Private Credit Fund, 6.00%, 11/22/34(g)		593	607,260
Blue Owl Capital Corp., 6.20%, 07/15/30(g)		480	493,585
Blue Owl Capital Corp. II, 8.45%, 11/15/26(g)		106	109,812
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)		218	201,159
Focus Financial Partners LLC, 6.75%, 09/15/31(b)(g)		259	265,247
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(g)		201	204,563
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)(g)		56	58,301
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
5.25%, 05/15/27(g)		611	600,580
9.75%, 01/15/29		170	171,573
4.38%, 02/01/29(g)		124	107,038
10.00%, 11/15/29(b)		243	244,073
Jane Street Group/JSG Finance, Inc.(b)
6.13%, 11/01/32		78	79,058
6.75%, 05/01/33		133	138,138
JPMorgan Chase Financial Co. LLC, 0.50%, 06/15/27(g)(k)		300	347,400
Osaic Holdings, Inc.(b)
6.75%, 08/01/32		127	131,170
8.00%, 08/01/33		212	219,716
WOM Chile Holdco SpA, (5.00% PIK), 5.00%, 04/01/32(b)(i)(k)		289	257,348
			5,248,827
Chemicals — 2.0%
Advancion Sciences, Inc., (9.25% Cash or 10.00% PIK), 9.25%, 11/01/26(b)(i)		315	278,611
Avient Corp., 6.25%, 11/01/31(b)		158	160,453
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)(g)		273	285,618
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)(g)		297	281,379
Celanese U.S. Holdings LLC, 6.75%, 04/15/33(g)		181	180,236
Chemours Co.
5.38%, 05/15/27		282	281,767
5.75%, 11/15/28(b)		477	465,254
8.00%, 01/15/33(b)		175	174,066
Element Solutions, Inc., 3.88%, 09/01/28(b)(g)		1,262	1,223,044
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(d)	EUR	100	118,293
Security		Par (000)	Value
Chemicals (continued)
Herens Holdco SARL, 4.75%, 05/15/28(b)(g)	USD	212	$ 185,731
Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, 07/01/28(b)		28	28,088
Ingevity Corp., 3.88%, 11/01/28(b)		84	80,710
Inversion Escrow Issuer LLC, 6.75%, 08/01/32(b)(g)		590	581,217
Itelyum Regeneration SpA, 5.75%, 04/15/30(d)	EUR	100	119,447
Kronos International, Inc., Series SEP, 9.50%, 03/15/29(d)		100	123,724
Mativ Holdings, Inc., 8.00%, 10/01/29(b)	USD	153	151,479
Methanex U.S. Operations, Inc., 6.25%, 03/15/32(b)		147	149,568
Minerals Technologies, Inc., 5.00%, 07/01/28(b)		169	165,621
Olympus Water U.S. Holding Corp.
9.63%, 11/15/28(d)	EUR	100	123,137
9.75%, 11/15/28(b)(g)	USD	1,100	1,154,450
6.25%, 10/01/29(b)(g)		400	388,398
7.25%, 06/15/31(b)(g)		596	604,210
02/15/33(b)(h)		931	931,970
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)		362	354,310
Solstice Advanced Materials, Inc., 5.63%, 09/30/33(b)		413	414,365
WR Grace Holdings LLC(b)
4.88%, 06/15/27(g)		119	118,262
5.63%, 08/15/29(g)		1,191	1,107,032
7.38%, 03/01/31(g)		283	288,606
6.63%, 08/15/32		487	481,536
			11,000,582
Commercial Services & Supplies — 3.8%
ADT Security Corp.(b)
4.88%, 07/15/32		107	103,624
10/15/33(h)		453	453,000
Albion Financing 1 SARL/Aggreko Holdings, Inc.
5.38%, 05/21/30(d)	EUR	100	121,792
7.00%, 05/21/30(b)	USD	476	492,327
Allied Universal Holdco LLC, 7.88%, 02/15/31(b)(g)		2,349	2,462,916
Allied Universal Holdco LLC/Allied Universal Finance Corp.(b)(g)
6.00%, 06/01/29		1,156	1,136,410
6.88%, 06/15/30		895	919,908
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)(g)		1,543	1,512,712
BCP V Modular Services Finance II PLC, 6.50%, 07/10/31(d)	EUR	100	109,762
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)(g)	USD	796	806,375
Boels Topholding BV, 5.75%, 05/15/30(d)	EUR	100	121,765
Brink’s Co.(b)
6.50%, 06/15/29	USD	157	161,569
6.75%, 06/15/32		162	168,503
Deluxe Corp., 8.13%, 09/15/29(b)		132	137,836
EquipmentShare.com, Inc., 8.00%, 03/15/33(b)		138	147,486
FTAI Aviation Investors LLC(b)(g)
5.50%, 05/01/28		740	740,118
7.88%, 12/01/30		727	772,544
7.00%, 05/01/31		946	989,571
7.00%, 06/15/32		569	595,471
5.88%, 04/15/33		452	454,835
Garda World Security Corp.(b)
4.63%, 02/15/27(g)		360	357,269
7.75%, 02/15/28(g)		532	545,355
6.00%, 06/01/29		65	64,443
8.25%, 08/01/32(g)		599	620,919
8.38%, 11/15/32(g)		966	1,002,734
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Herc Holdings, Inc.(b)
6.63%, 06/15/29(g)	USD	36	$ 36,990
7.00%, 06/15/30		388	403,026
7.25%, 06/15/33		197	205,649
Hertz Corp., 12.63%, 07/15/29(b)		152	161,142
ION Platform Finance SARL, 09/30/30(h)	EUR	100	117,405
Loxam SAS, 6.38%, 05/31/29(d)		90	109,444
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(b)(g)	USD	127	126,889
RR Donnelley & Sons Co., 9.50%, 08/01/29(b)(g)		595	609,795
Service Corp. International(g)
5.13%, 06/01/29		238	237,984
3.38%, 08/15/30		273	252,953
4.00%, 05/15/31		370	348,852
5.75%, 10/15/32		641	649,383
Sotheby’s, 7.38%, 10/15/27(b)(g)		691	689,053
Sotheby’s/Bidfair Holdings, Inc., 5.88%, 06/01/29(b)(g)		453	412,765
Transurban Finance Co. Pty. Ltd., 4.13%, 02/02/26(b)(g)		435	434,530
Verisure Holding AB, 9.25%, 10/15/27(d)	EUR	80	96,338
Veritiv Operating Co., 10.50%, 11/30/30(b)	USD	172	184,595
Wand NewCo 3, Inc., 7.63%, 01/30/32(b)(g)		618	651,137
			20,727,174
Communications Equipment(b)(g) — 0.2%
CommScope LLC, 4.75%, 09/01/29		780	774,993
Viavi Solutions, Inc., 3.75%, 10/01/29		116	109,368
			884,361
Construction & Engineering — 0.5%
AECOM, 6.00%, 08/01/33(b)(g)		697	712,606
Arcosa, Inc.(b)
4.38%, 04/15/29(g)		286	278,102
6.88%, 08/15/32		31	32,379
Brand Industrial Services, Inc., 10.38%, 08/01/30(b)(g)		1,494	1,489,238
Dycom Industries, Inc., 4.50%, 04/15/29(b)		119	116,221
Heathrow Finance PLC, 4.13%, 09/01/29(d)(l)	GBP	100	125,039
			2,753,585
Consumer Discretionary — 0.5%
APi Group DE, Inc.(b)
4.13%, 07/15/29	USD	132	127,223
4.75%, 10/15/29		100	98,031
Arena Luxembourg Finance SARL, (3-mo. EURIBOR + 2.50%), 4.52%, 05/01/30(a)(d)	EUR	100	118,133
Clarivate Science Holdings Corp.(b)(g)
3.88%, 07/01/28	USD	730	702,518
4.88%, 07/01/29		883	834,460
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(b)(g)		303	311,384
Williams Scotsman, Inc.(b)
6.63%, 06/15/29		32	32,731
6.63%, 04/15/30		307	315,984
7.38%, 10/01/31(g)		378	394,761
			2,935,225
Consumer Finance — 1.9%
Block, Inc.
2.75%, 06/01/26(g)		406	400,666
5.63%, 08/15/30(b)		341	345,494
6.50%, 05/15/32(g)		1,580	1,635,309
6.00%, 08/15/33(b)(g)		524	536,597
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)(g)		800	848,715
Bread Financial Holdings, Inc., (5-year CMT + 4.30%), 8.38%, 06/15/35(a)(b)		41	42,100
Security		Par (000)	Value
Consumer Finance (continued)
Capital One Financial Corp., (1-day SOFR + 2.60%), 5.82%, 02/01/34(a)(g)	USD	440	$ 461,431
Equifax, Inc., 2.60%, 12/15/25		59	58,752
ION Platform Finance U.S., Inc., 09/30/32(b)(h)		1,130	1,124,140
Navient Corp.
9.38%, 07/25/30		127	140,369
7.88%, 06/15/32		236	248,333
OneMain Finance Corp.
6.63%, 05/15/29		204	209,686
5.38%, 11/15/29(g)		189	186,857
7.88%, 03/15/30(g)		370	391,517
6.13%, 05/15/30		327	331,148
4.00%, 09/15/30		179	166,391
7.50%, 05/15/31		82	85,720
7.13%, 11/15/31		111	115,105
6.75%, 03/15/32		330	336,112
7.13%, 09/15/32		219	226,235
6.50%, 03/15/33		429	429,678
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.(b)
6.75%, 08/15/32(g)		945	977,027
5.50%, 05/15/33	EUR	270	330,071
Shift4 Payments, Inc., 0.00%, 12/15/25(k)(m)	USD	174	178,524
WEX, Inc., 6.50%, 03/15/33(b)		339	346,215
Worldline SA, 0.00%, 07/30/26(d)(k)(m)	EUR	2	2,687
			10,154,879
Consumer Staples Distribution & Retail — 0.5%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 6.25%, 03/15/33(b)	USD	183	187,154
B&M European Value Retail SA, 6.50%, 11/27/31(d)	GBP	100	136,252
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(d)		100	128,705
Boots Group Finco LP(b)
5.38%, 08/31/32	EUR	360	434,811
7.38%, 08/31/32	GBP	160	219,213
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc., 9.00%, 02/15/29(b)	USD	163	171,501
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.64%, 07/01/29(a)(d)	EUR	100	118,712
Market Bidco Finco PLC, 6.75%, 01/31/31(d)		100	115,935
Ocado Group PLC, 11.00%, 06/15/30(d)	GBP	100	135,122
Performance Food Group, Inc.(b)(g)
4.25%, 08/01/29	USD	171	166,107
6.13%, 09/15/32		383	392,311
U.S. Foods, Inc., 7.25%, 01/15/32(b)(g)		234	244,984
United Natural Foods, Inc., 6.75%, 10/15/28(b)		253	252,980
			2,703,787
Containers & Packaging — 2.3%
ARD Finance SA, (6.50% Cash or 7.25% PIK), 6.50%, 06/30/27(b)(i)		— (n)	—
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(b)
6.00%, 06/15/27(g)		400	399,903
3.25%, 09/01/28		200	190,003
4.00%, 09/01/29(g)		1,600	1,480,827
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(d)	EUR	200	228,337
4.13%, 08/15/26(b)(c)	USD	802	769,920
Ball Corp.
4.25%, 07/01/32	EUR	145	174,122
5.50%, 09/15/33	USD	196	198,107

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Containers & Packaging (continued)
Clydesdale Acquisition Holdings, Inc.(b)(g)
6.63%, 04/15/29	USD	380	$ 384,328
6.88%, 01/15/30		515	528,292
8.75%, 04/15/30		402	412,952
6.75%, 04/15/32		824	845,309
Crown Americas LLC, 5.88%, 06/01/33(b)(g)		545	550,510
Fedrigoni SpA, 6.13%, 06/15/31(d)	EUR	100	116,702
Graham Packaging Co., Inc., 7.13%, 08/15/28(b)	USD	60	60,107
LABL, Inc.(b)
5.88%, 11/01/28		233	180,530
9.50%, 11/01/28(g)		551	468,095
8.63%, 10/01/31		327	240,225
Magnera Corp., 7.25%, 11/15/31(b)		142	133,619
Mauser Packaging Solutions Holding Co.(b)
7.88%, 04/15/27(g)		3,720	3,756,467
9.25%, 04/15/27		249	249,570
OI European Group BV
6.25%, 05/15/28(b)	EUR	115	139,348
5.25%, 06/01/29(d)		100	120,846
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(b)	USD	39	38,928
Sealed Air Corp.(b)
4.00%, 12/01/27		72	70,660
5.00%, 04/15/29		59	58,671
Silgan Holdings, Inc., 02/15/31(b)(h)	EUR	305	359,530
Trivium Packaging Finance BV
6.63%, 07/15/30(d)		100	123,418
6.63%, 07/15/30(b)		100	123,418
12.25%, 01/15/31(b)	USD	200	216,468
			12,619,212
Distributors(b) — 0.1%
Gates Corp./DE, 6.88%, 07/01/29(g)		196	203,380
Resideo Funding, Inc.
4.00%, 09/01/29		59	56,357
6.50%, 07/15/32(g)		276	282,874
			542,611
Diversified REITs — 0.8%
Digital Realty Trust LP, 1.88%, 11/15/29(b)(k)		85	89,250
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)		108	104,825
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/32(b)		199	191,745
Iron Mountain, Inc.
5.25%, 07/15/30(b)		23	22,746
5.63%, 07/15/32(b)		19	18,899
6.25%, 01/15/33(b)(g)		151	154,022
4.75%, 01/15/34(b)	EUR	205	241,211
4.75%, 01/15/34(d)		100	117,664
Millrose Properties, Inc.(b)
6.38%, 08/01/30(g)	USD	543	552,226
6.25%, 09/15/32		277	277,724
SBA Communications Corp., 3.13%, 02/01/29(g)		638	596,729
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 02/15/28(b)(g)		1,995	2,101,134
			4,468,175
Diversified Telecommunication Services — 4.3%
Altice Financing SA(b)
5.00%, 01/15/28		200	155,500
5.75%, 08/15/29(g)		524	394,310
AT&T, Inc., 4.30%, 02/15/30(g)		1,350	1,352,939
Security		Par (000)	Value
Diversified Telecommunication Services (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)(g)	USD	420	$ 441,590
EchoStar Corp.(g)
(6.75% PIK), 6.75%, 11/30/30(i)		1,903	1,961,523
10.75%, 11/30/29		1,328	1,460,765
eircom Finance DAC, 5.00%, 04/30/31(d)	EUR	100	120,255
Eutelsat SA, 1.50%, 10/13/28(d)		100	110,064
Fibercop SpA
4.75%, 06/30/30(d)		100	119,253
5.13%, 06/30/32(d)		100	119,332
6.00%, 09/30/34(b)(g)	USD	242	230,665
7.20%, 07/18/36(b)(g)		200	201,476
Frontier Communications Holdings LLC
5.88%, 10/15/27(b)(g)		314	313,810
5.00%, 05/01/28(b)(g)		753	751,306
6.75%, 05/01/29(b)		111	112,107
5.88%, 11/01/29		180	181,441
6.00%, 01/15/30(b)		244	246,870
8.75%, 05/15/30(b)(g)		1,544	1,612,932
8.63%, 03/15/31(b)(g)		371	391,131
Kaixo Bondco Telecom SA, 5.13%, 09/30/29(d)	EUR	100	118,836
Level 3 Financing, Inc.(b)
3.63%, 01/15/29	USD	61	52,793
4.88%, 06/15/29(g)		964	906,726
4.50%, 04/01/30(g)		511	467,190
3.88%, 10/15/30		114	99,533
4.00%, 04/15/31		54	46,043
6.88%, 06/30/33(g)		1,962	1,999,292
7.00%, 03/31/34(g)		1,853	1,885,074
Lorca Telecom Bondco SA, 5.75%, 04/30/29(d)	EUR	100	122,185
Lumen Technologies, Inc.(b)
4.13%, 04/15/29	USD	200	196,259
4.13%, 04/15/30		200	196,182
10.00%, 10/15/32		221	224,025
Maya SAS/Paris France
7.00%, 10/15/28(b)(g)		343	348,498
5.38%, 04/15/30(d)	EUR	100	119,913
8.50%, 04/15/31(b)(g)	USD	479	513,724
7.00%, 04/15/32(b)(g)		211	215,179
Sable International Finance Ltd., 7.13%, 10/15/32(b)		493	499,421
SoftBank Group Corp.(d)
5.38%, 01/08/29	EUR	103	125,269
3.88%, 07/06/32		200	223,502
Telecom Italia Capital SA, 7.72%, 06/04/38	USD	381	422,069
Verizon Communications, Inc., 3.70%, 03/22/61(g)		1,000	704,394
Windstream Services LLC, 10/15/33(b)(h)		351	350,905
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)(g)		1,010	1,046,235
Zayo Group Holdings, Inc.(b)(h)
03/09/30		2,051	1,963,976
09/09/30		250	236,971
			23,361,463
Electric Utilities — 1.5%
Alpha Generation LLC, 6.75%, 10/15/32(b)		299	308,655
Black Hills Corp., 3.15%, 01/15/27(g)		305	300,942
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)		225	230,609
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)		400	415,496
Edison International, Series A, (5-year CMT + 4.70%), 5.38%(a)(g)(o)		4,000	3,883,480
Enel Finance International NV, 3.63%, 05/25/27(b)(g)		900	892,134
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(d)		169	167,494
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Electric Utilities (continued)
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 08/15/28(b)	USD	84	$ 81,869
Pike Corp., 8.63%, 01/31/31(b)		89	95,474
Public Power Corp. SA, 4.63%, 10/31/31(d)	EUR	100	120,916
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(d)	USD	137	141,435
Texas Competitive Electric Holdings Co. LLC, 1.00%, 11/10/17(c)(e)(j)		780	—
Vistra Operations Co. LLC(b)(g)
7.75%, 10/15/31		246	260,315
6.88%, 04/15/32		396	414,167
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(b)(g)		650	681,200
			7,994,186
Electronic Equipment, Instruments & Components(b) — 0.3%
Coherent Corp., 5.00%, 12/15/29(g)		300	295,861
Imola Merger Corp., 4.75%, 05/15/29(g)		330	320,966
Sensata Technologies BV, 4.00%, 04/15/29		168	161,225
Sensata Technologies, Inc.
4.38%, 02/15/30(g)		483	466,170
3.75%, 02/15/31		54	49,836
6.63%, 07/15/32(g)		227	234,895
WESCO Distribution, Inc.
6.63%, 03/15/32		149	154,844
6.38%, 03/15/33		93	96,406
Zebra Technologies Corp., 6.50%, 06/01/32		117	120,168
			1,900,371
Energy Equipment & Services — 0.8%
Archrock Partners LP/Archrock Partners Finance Corp.(b)
6.88%, 04/01/27		91	91,004
6.25%, 04/01/28(g)		291	291,402
6.63%, 09/01/32(g)		501	513,917
Halliburton Co., 3.80%, 11/15/25		3	2,997
Kodiak Gas Services LLC(b)
7.25%, 02/15/29(g)		566	587,318
6.50%, 10/01/33		318	323,780
6.75%, 10/01/35		240	246,422
Oceaneering International, Inc., 6.00%, 02/01/28		71	71,878
OEG Finance PLC, 7.25%, 09/27/29(d)	EUR	100	122,709
Star Holding LLC, 8.75%, 08/01/31(b)(g)	USD	256	254,004
Tidewater, Inc., 9.13%, 07/15/30(b)		206	220,925
USA Compression Partners LP/USA Compression Finance Corp.(b)
7.13%, 03/15/29(g)		339	349,619
6.25%, 10/01/33		557	559,131
Weatherford International Ltd.(b)
8.63%, 04/30/30(g)		474	484,547
10/15/33(h)		501	501,348
			4,621,001
Entertainment(b)(g) — 0.1%
Flutter Treasury DAC, 5.88%, 06/04/31		600	609,012
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc., 6.63%, 03/01/30		190	176,645
			785,657
Environmental, Maintenance & Security Service — 0.8%
GFL Environmental, Inc.(b)
4.00%, 08/01/28(g)		121	118,130
4.75%, 06/15/29		378	372,828
4.38%, 08/15/29(g)		405	395,122
Security		Par (000)	Value
Environmental, Maintenance & Security Service (continued)
GFL Environmental, Inc.(b) (continued)
6.75%, 01/15/31(g)	USD	339	$ 354,736
Luna 1.5 SARL(i)
(10.50% PIK), 10.50%, 07/01/32(b)	EUR	200	243,328
(10.50% PIK), 10.50%, 07/01/32(d)		100	121,664
Madison IAQ LLC(b)
4.13%, 06/30/28	USD	240	234,230
5.88%, 06/30/29(g)		554	547,297
Republic Services, Inc., 3.38%, 11/15/27(g)		750	741,200
Reworld Holding Corp., 4.88%, 12/01/29(b)		142	133,546
Waste Pro USA, Inc., 7.00%, 02/01/33(b)(g)		987	1,022,332
Wrangler Holdco Corp., 6.63%, 04/01/32(b)		20	20,854
			4,305,267
Financial Services — 3.5%
Ally Financial, Inc., Series B, (5-year CMT + 3.87%), 4.70%(a)(g)(o)		2,000	1,947,855
Azorra Finance Ltd.(b)
7.75%, 04/15/30		174	182,483
7.25%, 01/15/31		114	118,707
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/30(b)		246	246,905
Deutsche Bank AG/New York, (1-day SOFR + 3.18%), 6.72%, 01/18/29(a)(g)		1,100	1,155,153
Freedom Mortgage Holdings LLC(b)
9.25%, 02/01/29		186	195,705
9.13%, 05/15/31(g)		293	311,621
8.38%, 04/01/32		195	204,389
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28(d)	EUR	21	25,064
GGAM Finance Ltd.(b)
7.75%, 05/15/26	USD	45	45,112
8.00%, 06/15/28		150	158,768
6.88%, 04/15/29(g)		205	212,587
5.88%, 03/15/30		219	222,011
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)		359	370,172
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)(g)		325	314,010
JPMorgan Chase & Co., (1-day SOFR + 1.13%), 5.00%, 07/22/30(a)(g)		2,600	2,666,933
Midcap Financial Issuer Trust(b)
6.50%, 05/01/28		200	198,630
5.63%, 01/15/30		400	377,164
Morgan Stanley, (1-day SOFR + 1.26%), 5.66%, 04/18/30(a)(g)		2,600	2,714,958
Nationstar Mortgage Holdings, Inc.(b)
6.00%, 01/15/27		45	45,000
6.50%, 08/01/29(g)		409	419,588
5.13%, 12/15/30(g)		219	220,927
5.75%, 11/15/31(g)		147	148,544
7.13%, 02/01/32(g)		655	683,691
PennyMac Financial Services, Inc.(b)
7.88%, 12/15/29		258	273,815
7.13%, 11/15/30(g)		148	154,107
6.88%, 05/15/32		277	287,027
6.75%, 02/15/34		163	166,274
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30(b)		431	458,547
PRA Group Europe Holding II SARL, 6.25%, 09/30/32(d)	EUR	100	115,673
Rocket Cos., Inc.(b)(g)
6.13%, 08/01/30	USD	1,202	1,233,637
6.38%, 08/01/33		991	1,022,825
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b)
2.88%, 10/15/26(g)		471	461,358

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.(b) (continued)
3.88%, 03/01/31	USD	49	$ 45,758
4.00%, 10/15/33		28	25,572
Titanium 2l Bondco SARL, (6.25% PIK), 6.25%, 01/14/31(i)	EUR	100	30,336
UBS AG/Stamford CT, 5.00%, 07/09/27(g)	USD	1,200	1,220,193
UWM Holdings LLC(b)
6.63%, 02/01/30(g)		318	323,496
6.25%, 03/15/31		176	175,162
			19,179,757
Food Products — 1.1%
Aramark Services, Inc., 5.00%, 02/01/28(b)		194	193,085
B&G Foods, Inc., 8.00%, 09/15/28(b)		89	86,233
Chobani Holdco II LLC, (8.75% in Cash or 9.5% in PIK), 8.75%, 10/01/29(b)(g)(i)		1,363	1,444,301
Chobani LLC/Chobani Finance Corp., Inc.(b)(g)
4.63%, 11/15/28		457	451,896
7.63%, 07/01/29		1,411	1,471,316
Darling Global Finance BV
4.50%, 07/15/32(b)	EUR	180	213,364
4.50%, 07/15/32(d)		100	118,535
Darling Ingredients, Inc., 6.00%, 06/15/30(b)(g)	USD	249	251,381
Fiesta Purchaser, Inc.(b)
7.88%, 03/01/31		19	20,051
9.63%, 09/15/32		91	98,243
Irca SpA/Gallarate, (3-mo. EURIBOR + 3.75%), 5.76%, 12/15/29(a)(d)	EUR	100	118,251
Lamb Weston Holdings, Inc.(b)(g)
4.88%, 05/15/28	USD	257	256,068
4.13%, 01/31/30		312	299,590
4.38%, 01/31/32		300	283,536
Post Holdings, Inc.(b)
4.63%, 04/15/30(g)		118	113,754
4.50%, 09/15/31		32	29,896
6.25%, 02/15/32		102	104,864
6.38%, 03/01/33		334	337,109
6.25%, 10/15/34		208	209,731
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/29(b)		129	123,668
			6,224,872
Ground Transportation — 0.4%
Genesee & Wyoming, Inc., 6.25%, 04/15/32(b)(g)		340	345,488
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/34(b)(g)		1,168	1,207,913
Union Pacific Corp., 3.20%, 05/20/41(g)		600	470,434
Watco Cos. LLC/Watco Finance Corp., 7.13%, 08/01/32(b)		216	223,575
			2,247,410
Health Care Equipment & Supplies — 0.5%
Avantor Funding, Inc.
2.63%, 11/01/25(d)	EUR	38	45,136
4.63%, 07/15/28(b)(g)	USD	467	459,368
3.88%, 11/01/29(b)		209	198,752
Bausch & Lomb Corp., 8.38%, 10/01/28(b)(g)		1,333	1,389,236
Insulet Corp., 6.50%, 04/01/33(b)		238	247,432
Neogen Food Safety Corp., 8.63%, 07/20/30(b)		184	192,412
			2,532,336
Health Care Providers & Services — 2.7%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33(b)(g)		123	127,697
Security		Par (000)	Value
Health Care Providers & Services (continued)
AHP Health Partners, Inc., 5.75%, 07/15/29(b)(g)	USD	345	$ 339,530
Charles River Laboratories International, Inc., 4.00%, 03/15/31(b)		42	39,117
CHS/Community Health Systems, Inc.(b)
6.00%, 01/15/29(g)		521	505,703
5.25%, 05/15/30(g)		828	749,045
4.75%, 02/15/31		411	355,412
10.88%, 01/15/32(g)		513	543,317
9.75%, 01/15/34(g)		880	901,560
Concentra Health Services, Inc., 6.88%, 07/15/32(b)(g)		340	353,050
DaVita, Inc.(b)
6.88%, 09/01/32		186	192,145
6.75%, 07/15/33		169	174,272
Elevance Health, Inc., 3.65%, 12/01/27(g)		1,000	992,916
Ephios Subco 3 SARL, 7.88%, 01/31/31(d)	EUR	100	124,986
Fortrea Holdings, Inc., 7.50%, 07/01/30(b)	USD	89	84,278
HAH Group Holding Co. LLC, 9.75%, 10/01/31(b)		154	146,312
HCA, Inc., 5.50%, 06/15/47(g)		650	620,074
HealthEquity, Inc., 4.50%, 10/01/29(b)(g)		615	596,320
IQVIA, Inc., 6.25%, 06/01/32(b)(g)		895	920,186
LifePoint Health, Inc.(b)
9.88%, 08/15/30(g)		129	139,699
11.00%, 10/15/30(g)		791	871,806
8.38%, 02/15/32		228	242,981
10.00%, 06/01/32(g)		282	296,088
Medline Borrower LP(b)(g)
3.88%, 04/01/29		435	419,533
5.25%, 10/01/29		1,280	1,268,932
Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, 04/01/29(b)(g)		685	702,402
Molina Healthcare, Inc., 6.25%, 01/15/33(b)		142	143,578
Prime Healthcare Services, Inc., 9.38%, 09/01/29(b)		118	122,720
Sotera Health Holdings LLC, 7.38%, 06/01/31(b)		196	205,804
Star Parent, Inc., 9.00%, 10/01/30(b)(g)		858	907,072
Surgery Center Holdings, Inc., 7.25%, 04/15/32(b)(g)		726	745,781
Tenet Healthcare Corp.(g)
6.13%, 06/15/30		250	253,189
6.75%, 05/15/31		605	626,344
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)(g)		284	290,811
			15,002,660
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 4.00%, 02/01/50(g)		450	345,165
Diversified Healthcare Trust, 7.25%, 10/15/30(b)		133	135,172
Healthpeak OP LLC, 2.88%, 01/15/31(g)		1,000	921,035
MPT Operating Partnership LP/MPT Finance Corp.
7.00%, 02/15/32(b)	EUR	260	318,967
7.00%, 02/15/32(d)		100	122,679
8.50%, 02/15/32(b)(g)	USD	819	870,238
Ventas Realty LP, 4.13%, 01/15/26(g)		650	648,641
			3,361,897
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(b)		224	230,920
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)		123	124,834
RHP Hotel Properties LP/RHP Finance Corp.(b)
4.50%, 02/15/29(g)		302	296,179
6.50%, 04/01/32(g)		528	542,832
6.50%, 06/15/33		272	280,130
Service Properties Trust
0.00%, 09/30/27(b)(m)		261	230,079
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotel & Resort REITs (continued)
Service Properties Trust (continued)
8.63%, 11/15/31(b)(g)	USD	1,418	$ 1,509,736
8.88%, 06/15/32(g)		496	498,787
XHR LP, 6.63%, 05/15/30(b)		121	124,324
			3,837,821
Hotels, Restaurants & Leisure — 3.8%
Boyne USA, Inc., 4.75%, 05/15/29(b)		214	209,954
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 5.63%, 09/15/29(b)		129	130,551
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(b)
3.88%, 01/15/28		108	105,413
4.38%, 01/15/28(g)		134	131,666
4.00%, 10/15/30(g)		401	377,912
Caesars Entertainment, Inc.(b)(g)
7.00%, 02/15/30		1,335	1,373,191
6.50%, 02/15/32		579	590,573
Carnival Corp.(b)
5.88%, 06/15/31		227	232,617
5.75%, 08/01/32(g)		180	183,182
6.13%, 02/15/33(g)		649	665,248
Carnival PLC, 4.13%, 07/15/31(b)	EUR	395	469,460
Churchill Downs, Inc.(b)
4.75%, 01/15/28	USD	137	135,174
5.75%, 04/01/30(g)		797	796,281
6.75%, 05/01/31		392	401,743
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.(b)(g)
4.63%, 01/15/29		436	414,958
6.75%, 01/15/30		136	127,627
Great Canadian Gaming Corp./Raptor LLC, 8.75%, 11/15/29(b)		408	403,445
Hilton Domestic Operating Co., Inc.(b)
6.13%, 04/01/32		226	232,335
5.88%, 03/15/33(g)		406	414,443
5.75%, 09/15/33		49	49,654
Light & Wonder International, Inc.(b)
7.25%, 11/15/29		51	52,345
7.50%, 09/01/31		87	90,476
6.25%, 10/01/33		242	242,411
Lindblad Expeditions LLC, 7.00%, 09/15/30(b)		321	327,192
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)(g)		267	218,799
Melco Resorts Finance Ltd., 7.63%, 04/17/32(b)(g)		261	273,398
Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, 02/15/31(b)		400	344,681
MGM China Holdings Ltd., 5.88%, 05/15/26(d)		250	249,845
MGM Resorts International, 6.13%, 09/15/29(g)		329	334,855
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		72	69,991
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)		250	259,760
NCL Corp. Ltd.(b)(g)
5.88%, 01/15/31		438	437,984
6.75%, 02/01/32		288	296,188
6.25%, 09/15/33		693	696,587
Pinewood Finco PLC, 6.00%, 03/27/30(d)	GBP	100	135,265
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.(b)
5.63%, 09/01/29	USD	116	62,640
5.88%, 09/01/31		166	85,584
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Raising Cane’s Restaurants LLC, 9.38%, 05/01/29(b)	USD	141	$ 148,014
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(b)		166	168,213
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 10/15/30(b)(h)		140	141,248
Sabre GLBL, Inc.(b)
8.63%, 06/01/27(g)		182	184,606
10.75%, 11/15/29(g)		532	514,124
11.13%, 07/15/30		390	377,696
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30(b)		232	220,015
Station Casinos LLC(b)
4.63%, 12/01/31(g)		218	205,643
6.63%, 03/15/32		129	132,514
TUI AG, 5.88%, 03/15/29(d)	EUR	100	121,972
Vail Resorts, Inc.(b)
5.63%, 07/15/30	USD	189	190,181
6.50%, 05/15/32(g)		364	376,358
Viking Cruises Ltd.(b)
5.88%, 09/15/27(g)		236	236,091
7.00%, 02/15/29		51	51,258
9.13%, 07/15/31(g)		549	589,253
10/15/33(h)		605	605,425
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)		162	161,861
Voyager Parent LLC, 9.25%, 07/01/32(b)		304	321,477
Warnermedia Holdings, Inc., 5.05%, 03/15/42(g)		1,790	1,428,993
Wynn Macau Ltd.(b)(g)
5.63%, 08/26/28		1,000	998,010
5.13%, 12/15/29		410	401,042
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.(b)
5.13%, 10/01/29(g)		640	640,987
7.13%, 02/15/31(g)		463	498,348
6.25%, 03/15/33		190	192,941
			20,529,698
Household Durables — 0.7%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
4.63%, 08/01/29		100	95,757
4.63%, 04/01/30		145	137,269
6.88%, 08/01/33		138	139,184
Beazer Homes USA, Inc., 5.88%, 10/15/27		54	53,966
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(b)
5.00%, 06/15/29		208	198,218
4.88%, 02/15/30(g)		286	268,222
Century Communities, Inc., 6.63%, 09/15/33(b)		173	174,515
Dream Finders Homes, Inc., 8.25%, 08/15/28(b)		115	119,307
Empire Communities Corp., 9.75%, 05/01/29(b)		51	53,475
K Hovnanian Enterprises, Inc.(b)
8.00%, 04/01/31		296	303,528
8.38%, 10/01/33		323	331,156
LGI Homes, Inc.(b)
8.75%, 12/15/28		89	93,434
7.00%, 11/15/32		161	157,204
Meritage Homes Corp., 1.75%, 05/15/28(g)(k)		390	399,150
New Home Co., Inc., 9.25%, 10/01/29(b)		224	235,208
Newell Brands, Inc., 8.50%, 06/01/28(b)		200	211,547
Somnigroup International, Inc.(b)
4.00%, 04/15/29		204	195,789
3.88%, 10/15/31		48	43,962
STL Holding Co. LLC, 8.75%, 02/15/29(b)		120	125,750

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Household Durables (continued)
SWF Holdings I Corp., 6.50%, 10/06/29(b)	USD	210	$ 104,800
Whirlpool Corp.
6.13%, 06/15/30		91	91,713
6.50%, 06/15/33		175	174,640
			3,707,794
Household Products — 0.0%
Berkline Benchcraft LLC, 4.50%, 06/01/22(a)(c)(e)(j)		200	—
Independent Power and Renewable Electricity Producers(b) — 1.2%
Calpine Corp.
4.50%, 02/15/28		7	6,971
5.13%, 03/15/28(g)		865	865,441
4.63%, 02/01/29(g)		106	104,958
5.00%, 02/01/31		67	66,804
Clearway Energy Operating LLC(g)
4.75%, 03/15/28		279	275,634
3.75%, 01/15/32		201	180,425
Lightning Power LLC, 7.25%, 08/15/32		92	97,402
NRG Energy, Inc.
5.75%, 07/15/29		209	209,250
6.00%, 02/01/33(g)		808	820,581
01/15/34(h)		604	603,384
6.25%, 11/01/34(g)		395	404,911
01/15/36(h)		1,609	1,609,231
Vistra Corp., (5-year CMT + 6.93%), 8.00%(a)(o)		181	185,137
XPLR Infrastructure LP(k)
0.00%, 11/15/25(m)		629	624,283
2.50%, 06/15/26		632	616,200
			6,670,612
Industrial Conglomerates — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33(b)		125	128,297
Axon Enterprise, Inc., 6.25%, 03/15/33(b)		105	108,076
Enpro, Inc., 6.13%, 06/01/33(b)		161	164,549
Maxam Prill SARL, 6.00%, 07/15/30(d)	EUR	100	119,192
			520,114
Insurance — 4.4%
Acrisure LLC/Acrisure Finance, Inc., 6.75%, 07/01/32(b)	USD	119	122,532
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(b)(g)
4.25%, 10/15/27		627	616,590
6.75%, 10/15/27		1,382	1,384,977
6.75%, 04/15/28		282	286,998
5.88%, 11/01/29		799	794,833
7.00%, 01/15/31		912	942,304
7.38%, 10/01/32		938	966,546
AmWINS Group, Inc., 6.38%, 02/15/29(b)		138	140,806
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc., 7.50%, 07/15/33(b)		337	344,969
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(b)		263	274,472
Ardonagh Finco Ltd.
6.88%, 02/15/31(d)	EUR	330	400,462
7.75%, 02/15/31(b)(g)	USD	1,395	1,459,713
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(b)(g)		1,287	1,353,016
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC(b)
7.25%, 02/15/31		1,600	1,647,314
8.13%, 02/15/32(g)		748	776,048
HUB International Ltd.(b)(g)
7.25%, 06/15/30		2,812	2,932,649
7.38%, 01/31/32		4,391	4,572,520
Security		Par (000)	Value
Insurance (continued)
Jones Deslauriers Insurance Management, Inc.(b)
8.50%, 03/15/30(g)	USD	747	$ 784,806
6.88%, 10/01/33		351	349,160
Nassau Cos., of New York, 7.88%, 07/15/30(b)		96	98,046
Panther Escrow Issuer LLC, 7.13%, 06/01/31(b)(g)		2,505	2,605,496
Ryan Specialty LLC(b)
4.38%, 02/01/30		125	121,111
5.88%, 08/01/32		232	234,595
Unipol Assicurazioni SpA, 4.90%, 05/23/34(d)	EUR	100	123,629
USI, Inc., 7.50%, 01/15/32(b)(g)	USD	465	487,635
			23,821,227
Interactive Media & Services — 0.2%
iliad SA(d)
5.63%, 02/15/30	EUR	100	126,057
4.25%, 01/09/32		100	118,042
Snap, Inc.(b)
6.88%, 03/01/33	USD	456	466,077
6.88%, 03/15/34		279	282,385
			992,561
Internet Software & Services(b) — 0.6%
Acuris Finance U.S., Inc./Acuris Finance SARL
5.00%, 05/01/28		403	391,666
9.00%, 08/01/29		200	209,000
Cablevision Lightpath LLC
3.88%, 09/15/27		200	194,168
5.63%, 09/15/28(g)		400	393,470
Getty Images, Inc., 11.25%, 02/21/30		230	219,634
ION Trading Technologies SARL, 9.50%, 05/30/29		200	211,235
Match Group Holdings II LLC
4.63%, 06/01/28		157	154,226
4.13%, 08/01/30		198	187,009
3.63%, 10/01/31(g)		200	181,265
6.13%, 09/15/33		342	345,004
Rakuten Group, Inc.
11.25%, 02/15/27		214	231,943
9.75%, 04/15/29(g)		361	405,932
			3,124,552
IT Services — 0.8%
Almaviva-The Italian Innovation Co. SpA, 5.00%, 10/30/30(d)	EUR	100	119,264
Amentum Holdings, Inc., 7.25%, 08/01/32(b)(g)	USD	258	267,898
Atos SE(d)(l)
5.20%, 12/18/30	EUR	43	47,610
9.36%, 12/18/29		39	52,382
CA Magnum Holdings, 5.38%, 10/31/26(b)(g)	USD	542	539,358
CACI International, Inc., 6.38%, 06/15/33(b)		340	350,727
Fair Isaac Corp.(b)(g)
4.00%, 06/15/28		354	344,281
6.00%, 05/15/33		1,159	1,173,422
Fortress Intermediate 3, Inc., 7.50%, 06/01/31(b)(g)		598	626,131
Insight Enterprises, Inc., 6.63%, 05/15/32(b)		148	151,744
McAfee Corp., 7.38%, 02/15/30(b)(g)		420	389,588
Science Applications International Corp.(b)
4.88%, 04/01/28(g)		113	111,856
5.88%, 11/01/33		235	235,073
			4,409,334
Machinery — 1.0%
ATS Corp., 4.13%, 12/15/28(b)		108	103,474
Chart Industries, Inc.(b)
7.50%, 01/01/30(g)		535	556,793
9.50%, 01/01/31		79	84,637
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Machinery (continued)
Esab Corp., 6.25%, 04/15/29(b)	USD	266	$ 273,263
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(b)(g)		145	123,613
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)(g)		741	774,487
IMA Industria Macchine Automatiche SpA, (3-mo. EURIBOR + 3.75%), 5.78%, 04/15/29(a)(d)	EUR	100	118,492
Manitowoc Co., Inc., 9.25%, 10/01/31(b)	USD	137	143,742
Terex Corp.(b)
5.00%, 05/15/29(g)		65	64,012
6.25%, 10/15/32		218	222,076
TK Elevator Midco GmbH, 4.38%, 07/15/27(d)	EUR	311	365,539
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(b)(g)	USD	1,729	1,722,887
Vertiv Group Corp., 4.13%, 11/15/28(b)(g)		730	712,830
			5,265,845
Media — 3.6%
Cable One, Inc.(k)
0.00%, 03/15/26(m)		88	85,712
1.13%, 03/15/28(g)		777	663,170
CCO Holdings LLC/CCO Holdings Capital Corp.(b)
5.38%, 06/01/29		57	56,620
6.38%, 09/01/29(g)		1,469	1,489,178
4.75%, 03/01/30(g)		179	171,763
4.25%, 02/01/31(g)		475	437,585
7.38%, 03/01/31(g)		1,567	1,616,807
4.75%, 02/01/32		32	29,592
4.50%, 06/01/33		19	16,892
4.25%, 01/15/34(g)		996	861,105
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, 05/01/47(g)		425	367,342
Cinemark USA, Inc., 7.00%, 08/01/32(b)		75	77,951
CSC Holdings LLC(b)
5.50%, 04/15/27		600	569,477
5.38%, 02/01/28		600	526,011
11.25%, 05/15/28		600	555,455
11.75%, 01/31/29(g)		600	504,566
Directv Financing LLC, 8.88%, 02/01/30(b)		484	478,057
Directv Financing LLC/Directv Financing Co-Obligor, Inc.(b)(g)
5.88%, 08/15/27		366	365,589
10.00%, 02/15/31		704	702,967
DISH DBS Corp.(b)
5.25%, 12/01/26		1,133	1,113,279
5.75%, 12/01/28		934	895,370
DISH Network Corp., 11.75%, 11/15/27(b)		1,301	1,376,792
Gray Media, Inc.(b)
10.50%, 07/15/29(g)		365	394,657
9.63%, 07/15/32		420	429,088
7.25%, 08/15/33(g)		545	540,069
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(b)		560	335,308
Live Nation Entertainment, Inc., 4.75%, 10/15/27(b)(g)		211	209,604
Midcontinent Communications, 8.00%, 08/15/32(b)		252	259,636
Odeon Finco PLC, 12.75%, 11/01/27(b)		200	207,150
Sinclair Television Group, Inc., 8.13%, 02/15/33(b)(g)		655	672,207
Sirius XM Radio LLC(b)
3.13%, 09/01/26		397	391,522
5.00%, 08/01/27(g)		477	474,710
4.00%, 07/15/28		97	93,729
Sunrise FinCo I BV, 4.88%, 07/15/31(b)(g)		249	237,210
Security		Par (000)	Value
Media (continued)
Univision Communications, Inc.(b)
8.00%, 08/15/28(g)	USD	640	$ 663,181
8.50%, 07/31/31(g)		375	387,241
9.38%, 08/01/32		398	424,135
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)(g)		554	542,671
VZ Secured Financing BV, 5.25%, 01/15/33(d)	EUR	100	117,400
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	USD	225	203,943
Ziggo BV, 4.88%, 01/15/30(b)		200	188,771
			19,733,512
Metals & Mining — 1.8%
Advanced Drainage Systems, Inc., 6.38%, 06/15/30(b)(g)		240	244,251
Arsenal AIC Parent LLC(b)
8.00%, 10/01/30		186	196,936
11.50%, 10/01/31(g)		939	1,042,879
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)(g)		806	806,315
Carpenter Technology Corp., 7.63%, 03/15/30		367	377,139
Cleveland-Cliffs, Inc., 6.88%, 11/01/29(b)		437	445,332
Constellium SE(b)(g)
5.63%, 06/15/28		500	499,249
3.75%, 04/15/29		735	699,340
6.38%, 08/15/32		317	324,037
First Quantum Minerals Ltd.(b)
8.00%, 03/01/33		200	211,079
7.25%, 02/15/34		200	206,050
Glencore Funding LLC, 6.14%, 04/01/55(b)(g)		500	522,702
Kaiser Aluminum Corp.(b)(g)
4.63%, 03/01/28		243	240,279
4.50%, 06/01/31		770	725,748
New Gold, Inc., 6.88%, 04/01/32(b)		305	319,464
Novelis Corp.(b)(g)
4.75%, 01/30/30		630	607,109
6.88%, 01/30/30		348	360,867
3.88%, 08/15/31		860	784,052
6.38%, 08/15/33		678	685,008
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29(d)	EUR	200	228,608
Samarco Mineracao SA(i)
(9.50% PIK), 9.50%, 06/30/31(d)	USD	15	15,378
(9.50% PIK), 9.50%, 06/30/31(b)		6	5,492
Vallourec SACA, 7.50%, 04/15/32(b)(g)		517	550,845
Volcan Cia Minera SAA, 8.75%, 01/24/30(b)		23	23,858
			10,122,017
Mortgage Real Estate Investment Trusts (REITs)(b) — 0.2%
Arbor Realty SR, Inc., 7.88%, 07/15/30		144	151,407
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27		284	277,258
Starwood Property Trust, Inc.
7.25%, 04/01/29		171	179,558
6.00%, 04/15/30		90	91,368
6.50%, 07/01/30		174	179,976
6.50%, 10/15/30		238	245,846
			1,125,413
Multi-Utilities — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 06/01/30(b)		123	128,766
Oil, Gas & Consumable Fuels — 7.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)		393	409,858

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Antero Midstream Partners LP/Antero Midstream Finance Corp.(b)
5.38%, 06/15/29	USD	206	$ 205,245
6.63%, 02/01/32		230	236,884
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(b)
9.00%, 11/01/27		165	199,345
5.88%, 06/30/29		35	34,928
6.63%, 07/15/33		170	172,832
Blue Racer Midstream LLC/Blue Racer Finance Corp.(b)
7.00%, 07/15/29		224	232,273
7.25%, 07/15/32		180	189,300
Buckeye Partners LP
6.88%, 07/01/29(b)		20	20,727
6.75%, 02/01/30(b)		87	90,362
5.85%, 11/15/43		145	135,236
5.60%, 10/15/44		86	78,177
Caturus Energy LLC, 8.50%, 02/15/30(b)(g)		623	648,648
Chord Energy Corp., 6.75%, 03/15/33(b)		110	111,451
CITGO Petroleum Corp., 8.38%, 01/15/29(b)		778	808,491
Civitas Resources, Inc.(b)(g)
8.38%, 07/01/28		232	240,479
8.75%, 07/01/31		179	183,387
CNX Midstream Partners LP, 4.75%, 04/15/30(b)		96	92,058
CNX Resources Corp., 7.25%, 03/01/32(b)		114	118,267
Comstock Resources, Inc.(b)
6.75%, 03/01/29(g)		362	361,409
6.75%, 03/01/29		137	136,178
5.88%, 01/15/30(g)		443	426,634
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(b)		1,617	1,601,969
Crescent Energy Finance LLC(b)
7.63%, 04/01/32(g)		397	394,258
7.38%, 01/15/33(g)		391	380,703
8.38%, 01/15/34		381	386,028
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.38%, 06/30/33(b)		291	295,917
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)		125	132,461
Ecopetrol SA, 8.88%, 01/13/33		122	132,352
eG Global Finance PLC, 12.00%, 11/30/28(b)(g)		298	327,310
Enbridge, Inc., Series 2020-A, (5-year CMT + 5.31%), 5.75%, 07/15/80(a)		2,000	2,019,226
Energy Transfer LP(g)
3.90%, 07/15/26		235	234,507
(5-year CMT + 4.02%), 8.00%, 05/15/54(a)		469	501,184
Series H, (5-year CMT + 5.69%), 6.50%(a)(o)		4,409	4,425,446
EQT Corp., 4.50%, 01/15/29		20	20,003
Excelerate Energy LP, 8.00%, 05/15/30(b)		189	201,185
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28		182	183,282
7.88%, 05/15/32(g)		336	350,432
8.00%, 05/15/33		116	121,330
Global Partners LP/GLP Finance Corp., 7.13%, 07/01/33(b)		125	128,123
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)		189	193,951
Harvest Midstream I LP, 7.50%, 05/15/32(b)		112	114,409
Hess Corp., 4.30%, 04/01/27		50	50,165
Hess Midstream Operations LP(b)
6.50%, 06/01/29(g)		276	284,648
4.25%, 02/15/30		112	108,555
Hilcorp Energy I LP/Hilcorp Finance Co.(b)
6.25%, 11/01/28		145	145,358
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Hilcorp Energy I LP/Hilcorp Finance Co.(b) (continued)
5.75%, 02/01/29	USD	155	$ 152,690
6.00%, 04/15/30		21	20,638
6.25%, 04/15/32		16	15,350
8.38%, 11/01/33(g)		326	342,391
6.88%, 05/15/34		379	364,389
7.25%, 02/15/35		148	144,638
Howard Midstream Energy Partners LLC(b)
7.38%, 07/15/32(g)		111	115,221
6.63%, 01/15/34		305	310,970
Impulsora Pipeline LLC, 6.05%, 01/01/43(a)		1,240	1,072,174
ITT Holdings LLC, 6.50%, 08/01/29(b)(g)		502	493,534
Kinetik Holdings LP(b)
6.63%, 12/15/28		58	59,532
5.88%, 06/15/30		53	53,308
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)		148	151,880
Matador Resources Co.(b)(g)
6.88%, 04/15/28		276	281,669
6.50%, 04/15/32		303	305,899
MPLX LP, 4.25%, 12/01/27(g)		185	185,180
Murphy Oil Corp., 5.88%, 12/01/42		29	25,357
Nabors Industries, Inc., 7.38%, 05/15/27(b)		118	119,783
NGL Energy Operating LLC/NGL Energy Finance Corp.(b)(g)
8.13%, 02/15/29		260	266,583
8.38%, 02/15/32		863	884,269
Noble Finance II LLC, 8.00%, 04/15/30(b)(g)		114	117,997
Northern Oil & Gas, Inc.(b)
8.13%, 03/01/28(g)		729	739,293
10/15/33(h)		493	491,049
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)		172	175,886
Parkland Corp., 6.63%, 08/15/32(b)		201	206,540
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(b)		160	157,971
Permian Resources Operating LLC(b)
8.00%, 04/15/27		272	276,225
5.88%, 07/01/29(g)		411	412,840
7.00%, 01/15/32(g)		221	229,207
6.25%, 02/01/33		280	285,223
Petrobras Global Finance BV, 6.75%, 01/27/41		27	27,255
Petroleos Mexicanos
6.50%, 03/13/27		85	85,999
8.75%, 06/02/29		130	140,067
5.95%, 01/28/31(g)		158	153,181
Prairie Acquiror LP, 9.00%, 08/01/29(b)		192	199,892
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)		51	50,586
Sunoco LP(b)
5.63%, 03/15/31		124	123,085
6.25%, 07/01/33		254	258,532
5.88%, 03/15/34		125	123,918
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(b)
5.50%, 01/15/28		148	147,247
7.38%, 02/15/29(g)		501	515,951
6.00%, 12/31/30		3	2,963
6.00%, 09/01/31		100	97,842
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)(g)		347	339,555
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28(g)		280	279,199
TransMontaigne Partners LLC, 8.50%, 06/15/30(b)		56	58,353
Transocean International Ltd.(b)
8.00%, 02/01/27(g)		432	431,399
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Transocean International Ltd.(b) (continued)
8.25%, 05/15/29(g)	USD	138	$ 136,050
8.75%, 02/15/30(g)		37	38,667
8.50%, 05/15/31(g)		248	243,048
10/15/32(h)		195	195,000
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)		59	60,549
Valaris Ltd., 8.38%, 04/30/30(b)(g)		515	534,490
Venture Global LNG, Inc.(b)(g)
9.50%, 02/01/29		1,893	2,086,133
7.00%, 01/15/30		584	604,303
8.38%, 06/01/31		1,270	1,333,462
9.88%, 02/01/32		1,288	1,402,275
Venture Global Plaquemines LNG LLC(b)(g)
7.50%, 05/01/33		372	411,064
6.50%, 01/15/34		889	935,812
7.75%, 05/01/35		339	382,632
6.75%, 01/15/36		927	984,638
Vista Energy Argentina SAU, 8.50%, 06/10/33(b)		16	16,304
Vital Energy, Inc.
7.75%, 07/31/29(b)		115	113,886
9.75%, 10/15/30(g)		251	262,059
7.88%, 04/15/32(b)(g)		552	535,847
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)		252	254,614
			39,888,514
Passenger Airlines(b) — 0.2%
American Airlines, Inc., 8.50%, 05/15/29(g)		306	319,205
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29		48	47,682
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31		275	278,925
OneSky Flight LLC, 8.88%, 12/15/29		250	262,888
United Airlines, Inc., 4.63%, 04/15/29(g)		241	237,310
			1,146,010
Personal Care Products — 0.1%
Opal Bidco SAS
5.50%, 03/31/32(d)	EUR	100	121,513
6.50%, 03/31/32(b)	USD	317	324,844
Perrigo Finance Unlimited Co., 6.13%, 09/30/32		220	221,475
			667,832
Pharmaceuticals — 1.6%
1261229 B.C. Ltd., 10.00%, 04/15/32(b)(g)		3,200	3,280,167
AbbVie, Inc., 4.25%, 11/14/28(g)		1,000	1,007,933
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32(b)		175	180,987
Bausch Health Cos., Inc.(b)
4.88%, 06/01/28		54	48,330
11.00%, 09/30/28(g)		1,577	1,640,110
CVS Health Corp., 3.75%, 04/01/30(g)		1,000	968,709
Dolcetto Holdco SpA, 5.63%, 07/14/32(d)	EUR	100	120,369
Grifols SA(d)
2.25%, 11/15/27		163	188,164
7.13%, 05/01/30		100	123,672
Gruenenthal GmbH, 4.63%, 11/15/31(d)		100	119,871
Nidda Healthcare Holding GmbH, 7.00%, 02/21/30(d)		100	122,390
Option Care Health, Inc., 4.38%, 10/31/29(b)(g)	USD	245	236,282
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)(g)		400	386,457
Security		Par (000)	Value
Pharmaceuticals (continued)
Rossini SARL, (3-mo. EURIBOR + 3.88%), 5.88%, 12/31/29(a)(d)	EUR	42	$ 50,456
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26(g)	USD	302	295,960
			8,769,857
Real Estate Management & Development — 0.3%
Adler Financing SARL, Series 1L, (8.25% PIK), 8.25%, 12/31/28(i)	EUR	58	72,966
Alexandrite Lake Lux Holdings SARL, 6.75%, 07/30/30(d)		100	120,108
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.
7.00%, 04/15/30(b)	USD	206	208,028
Series AI, 7.00%, 04/15/30(g)		271	274,455
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 9.75%, 04/15/30(b)		133	145,147
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(b)		181	193,185
Fantasia Holdings Group Co. Ltd.(d)(e)(j)
11.75%, 04/17/22		400	4,500
11.88%, 06/01/23		200	3,000
9.25%, 07/28/23		200	3,000
9.88%, 10/19/23		200	4,125
Five Point Operating Co. LP, 8.00%, 10/01/30(b)		84	85,241
Howard Hughes Corp.(b)
4.13%, 02/01/29		149	142,933
4.38%, 02/01/31		100	93,757
New Immo Holding SA, 3.25%, 07/23/27(d)	EUR	100	115,686
Vivion Investments SARL, (6.50% PIK), 6.50%, 08/31/28(d)(i)		102	118,887
			1,585,018
Retail REITs — 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(b)(g)	USD	327	321,164
Semiconductors & Semiconductor Equipment — 1.0%
Amkor Technology, Inc., 5.88%, 10/01/33(b)		76	76,774
Broadcom, Inc.(g)
4.11%, 09/15/28		1,594	1,598,935
3.50%, 02/15/41(b)		700	576,049
Kioxia Holdings Corp., 6.63%, 07/24/33		272	279,624
MKS, Inc., 1.25%, 06/01/30(k)		569	623,055
ON Semiconductor Corp., 0.50%, 03/01/29(k)		258	238,049
QUALCOMM, Inc.(g)
1.65%, 05/20/32		1,779	1,505,009
4.30%, 05/20/47		600	514,021
			5,411,516
Software — 3.7%
AthenaHealth Group, Inc., 6.50%, 02/15/30(b)(g)		3,110	3,084,554
Camelot Finance SA, 4.50%, 11/01/26(b)(g)		141	140,517
Capstone Borrower, Inc., 8.00%, 06/15/30(b)(g)		764	798,984
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(b)(g)		220	193,876
Central Parent, Inc./CDK Global, Inc., 7.25%, 06/15/29(b)(g)		296	254,872
Cloud Software Group, Inc.(b)(g)
6.50%, 03/31/29		2,110	2,129,033
9.00%, 09/30/29		3,340	3,464,269
8.25%, 06/30/32		1,932	2,049,376
CoreLogic, Inc., 4.50%, 05/01/28(b)(g)		1,313	1,273,088
CoreWeave, Inc., 9.25%, 06/01/30(b)		286	295,379

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Elastic NV, 4.13%, 07/15/29(b)(g)	USD	226	$ 216,938
Electronic Arts, Inc., 2.95%, 02/15/51		156	135,289
Ellucian Holdings, Inc., 6.50%, 12/01/29(b)(g)		413	419,574
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)		200	193,431
7.88%, 05/01/29(d)	EUR	100	122,851
8.75%, 05/01/29(b)	USD	217	224,911
Oracle Corp.(g)
3.60%, 04/01/50		785	552,608
6.13%, 08/03/65		500	501,934
SS&C Technologies, Inc., 6.50%, 06/01/32(b)(g)		446	461,091
TeamSystem SpA, (3-mo. EURIBOR + 3.25%), 5.19%, 07/01/32(a)(d)	EUR	100	117,535
Twilio, Inc.
3.63%, 03/15/29	USD	112	106,726
3.88%, 03/15/31(g)		251	236,008
UKG, Inc., 6.88%, 02/01/31(b)(g)		2,662	2,746,745
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)		388	367,753
			20,087,342
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30(b)		168	172,847
Afflelou SAS, 6.00%, 07/25/29(d)	EUR	100	122,466
Duomo Bidco SpA, (3-mo. EURIBOR + 4.13%), 6.15%, 07/15/31(a)(d)		100	118,108
Staples, Inc., 10.75%, 09/01/29(b)	USD	185	182,922
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(b)		91	86,586
			682,929
Technology Hardware, Storage & Peripherals(b) — 0.2%
Seagate Data Storage Technology Pte Ltd.
8.25%, 12/15/29		449	475,312
5.88%, 07/15/30		249	253,337
8.50%, 07/15/31(g)		557	589,672
			1,318,321
Textiles, Apparel & Luxury Goods — 0.3%
Beach Acquisition Bidco LLC(b)
5.25%, 07/15/32	EUR	435	523,522
(10.00% PIK), 10.00%, 07/15/33(g)(i)	USD	759	818,705
Crocs, Inc., 4.25%, 03/15/29(b)		25	23,958
Hanesbrands, Inc., 9.00%, 02/15/31(b)		15	15,876
Levi Strauss & Co.(b)
4.00%, 08/15/30	EUR	120	142,961
3.50%, 03/01/31	USD	16	14,855
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 5.78%, 07/01/29(a)(d)	EUR	100	118,071
			1,657,948
Tobacco — 0.1%
BAT Capital Corp., 7.08%, 08/02/43(g)	USD	500	565,841
Transportation Infrastructure — 0.1%
Edge Finco PLC, 8.13%, 08/15/31(d)	GBP	100	143,400
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	USD	198	49,793
Mobico Group PLC, 3.63%, 11/20/28(d)	GBP	100	113,566
			306,759
Water Utilities — 0.2%
American Water Capital Corp., 4.45%, 06/01/32(g)	USD	900	898,177
Security		Par (000)	Value
Wireless Telecommunication Services — 0.7%
Altice France SA(b)
5.50%, 01/15/28	USD	381	$ 335,280
5.13%, 01/15/29		200	172,000
5.13%, 07/15/29		1,400	1,195,600
5.50%, 10/15/29		200	172,987
Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, 08/01/32(b)(g)		945	969,523
Ligado Networks LLC, (15.50% PIK), 15.50%, 11/01/23(b)(e)(i)(j)		217	71,216
Telecom Argentina SA, 9.25%, 05/28/33(b)		9	8,805
Vmed O2 U.K. Financing I PLC
4.00%, 01/31/29(d)	GBP	100	128,083
4.25%, 01/31/31(b)(g)	USD	600	556,300
4.75%, 07/15/31(b)		200	188,249
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(b)(i)		12	11,093
Zegona Finance PLC, 6.75%, 07/15/29(d)	EUR	90	111,864
			3,921,000
Total Corporate Bonds — 73.6% (Cost: $394,853,000)			402,319,012
Fixed Rate Loan Interests
Distributors — 0.0%
TMK Hawk Parent Corp., 2024 PIK Term Loan, 11.00%, 12/15/31(c)	USD	26	—
Diversified Consumer Services — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		37	37,848
IT Services — 0.2%
Clover Holdings 2 LLC, Fixed Term Loan B, 7.75%, 12/09/31		1,021	1,026,188
X Corp., 2025 Fixed Term Loan, 9.50%, 10/26/29		91	91,215
			1,117,403
Software — 0.1%
Cotiviti, Inc., 2024 Fixed Term Loan B, 7.63%, 05/01/31		595	596,672
Total Fixed Rate Loan Interests — 0.3% (Cost: $1,766,392)			1,751,923
Floating Rate Loan Interests(a)
Advertising Agencies — 0.2%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.11%), 8.28%, 08/23/28		348	347,670
Outfront Media Capital LLC, 2025 Term Loan B, 09/24/32(p)		401	400,751
Planet U.S. Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR + 3.00%), 7.20%, 02/07/31		236	237,090
Summer BC Holdco B SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.26%), 9.26%, 02/15/29		148	145,532
			1,131,043
Aerospace & Defense — 1.7%
Bleriot U.S. Bidco, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 10/31/30		658	657,238
Cobham Ultra SeniorCo SARL, USD Term Loan B, (6- mo. CME Term SOFR + 4.18%), 8.37%, 08/03/29		650	649,630
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Aerospace & Defense (continued)
Dynasty Acquisition Co., Inc.
2024 1st Lien Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31	USD	1,285	$ 1,285,276
2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31		489	489,101
Goat Holdco LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/27/32		275	274,768
Kaman Corp.
2025 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.83%, 02/26/32		3	3,091
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.66%, 02/26/32		352	350,439
Propulsion BC Finco SARL, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.04%, 09/14/29		116	116,574
TransDigm, Inc.
2023 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 02/28/31		2,703	2,701,199
2024 Term Loan L, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/19/32		487	486,744
2025 Term Loan K, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 03/22/30		845	843,949
2025 Term Loan M, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 08/19/32		1,683	1,680,846
			9,538,855
Air Freight & Logistics — 0.2%
Rand Parent LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 03/18/30		705	701,139
Stonepeak Nile Parent LLC, 2025 Term Loan B, 04/09/32(p)		285	284,644
			985,783
Automobile Components — 0.7%
Clarios Global LP
2024 USD Term Loan B, (1-mo. CME Term SOFR + 2.50%), 6.66%, 05/06/30		1,826	1,824,431
2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 01/28/32		875	874,729
Garrett LX I SARL, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.31%, 01/30/32		53	52,603
RealTruck Group, Inc., 2023 Incremental Term Loan, (1-mo. CME Term SOFR + 5.11%), 9.28%, 01/31/28		234	217,529
Tenneco, Inc., 2022 Term Loan B, (3-mo. CME Term SOFR + 5.10%), 9.30%, 11/17/28		829	810,090
			3,779,382
Beverages — 0.5%
Naked Juice LLC
2025 FLFO Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 5.50%), 9.50%, 01/24/29		1,003	1,007,488
2025 FLSO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.35%, 01/24/29		449	337,492
2025 FLTO Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.10%, 01/24/30		325	132,340
Security		Par (000)	Value
Beverages (continued)
Primo Brands Corp., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.25%, 03/31/28	USD	501	$ 500,994
Sazerac Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 07/09/32		600	603,336
			2,581,650
Building Products — 2.6%
Chariot Buyer LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 09/08/32		2,035	2,035,715
CP Atlas Buyer, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.41%, 07/08/30		567	554,242
CP Iris Holdco I, Inc., 2021 Term Loan, (1-mo. CME Term SOFR + 3.50%), 7.66%, 10/02/28		687	685,838
EMRLD Borrower LP
2024 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.12%, 08/04/31		913	908,716
Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.45%, 05/31/30		1,483	1,477,726
Foundation Building Materials, Inc., 2024 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.31%, 01/29/31		1,251	1,252,589
Gulfside Supply, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 06/17/31		267	266,715
New AMI I LLC, 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 6.00%), 10.16%, 03/08/29		194	178,355
Potters Borrower LP, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/14/27		254	254,726
Quikrete Holdings, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 03/19/29		695	695,616
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/10/32		379	378,837
2025 Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 04/14/31		787	786,596
QXO, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/30/32		245	246,658
Standard Industries, Inc., 2021 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.89%, 09/22/28		216	215,953
White Cap Supply Holdings LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 10/19/29		2,150	2,149,599
Wilsonart LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.25%, 08/05/31		1,677	1,618,527
Zurn LLC, 2021 Term Loan B, (1-mo. CME Term SOFR + 2.11%), 6.28%, 10/04/28		389	391,245
			14,097,653
Capital Markets — 1.4%
Acuren Delaware Holdco, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 07/30/31		212	212,623
Allspring Buyer LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.81%, 11/01/30		321	321,035
AqGen Island Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/02/28		1,056	1,054,543

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Capital Markets (continued)
Aretec Group, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 08/09/30	USD	330	$ 330,260
Citadel Securities LP, 2024 First Lien Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/31/31		744	745,627
Edelman Financial Engines Center LLC, 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 04/07/28		759	759,294
Focus Financial Partners LLC, 2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/15/31		1,060	1,060,073
Gryphon Acquire NewCo LLC, Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 3.00%), 6.88%, 09/13/32		414	414,907
GTCR Everest Borrower LLC, Add on Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 09/05/31		258	258,332
Guardian U.S. Holdco LLC, 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.50%, 01/31/30		179	178,524
Jane Street Group LLC, 2024 Term Loan B1, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 12/15/31		1,217	1,206,356
Osaic Holdings, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/30/32		1,112	1,111,177
Summit Acquisition, Inc., 2025 Add-on Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.66%, 10/16/31		81	81,237
			7,733,988
Chemicals — 2.5%
Aruba Investments Holdings LLC, 2020 USD Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.26%, 11/24/27		326	316,114
Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 12/20/29		710	712,292
Chemours Co., 2023 USD Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.16%, 08/18/28		355	354,210
Derby Buyer LLC, 2024 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.18%, 11/01/30		842	842,404
Discovery Purchaser Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 8.08%, 10/04/29		179	178,393
Ecovyst Catalyst Technologies LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 06/12/31		694	693,291
Element Solutions, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 12/18/30		809	813,562
Fortis 333, Inc., USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 03/29/32		305	303,199
HB Fuller Co., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 02/15/30		312	312,700
INEOS U.S. Finance LLC, 2023 USD Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 02/18/30		293	264,259
INEOS U.S. Petrochem LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 10/07/31		297	254,011
Security		Par (000)	Value
Chemicals (continued)
Lonza Group AG, USD Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.03%), 8.03%, 07/03/28	USD	691	$ 622,196
Minerals Technologies, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 11/26/31(c)		496	496,250
Momentive Performance Materials, Inc., 2023 Term Loan, (1-mo. CME Term SOFR + 4.00%), 8.16%, 03/29/28		751	752,959
Nouryon Finance BV, 2024 USD Term Loan B1, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.50%, 04/03/28		645	645,713
Olympus Water U.S. Holding Corp.
2024 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 06/20/31		1,209	1,195,630
2025 USD Term Loan B, 07/23/32(p)		836	829,136
Oxea Holding Drei GmbH, 2017 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.64%, 04/08/31		847	778,054
Paint Intermediate III LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.24%, 10/09/31		276	274,926
Qnity Electronics, Inc., Term Loan B, 08/12/32(p)		887	885,891
Solstice Advanced Materials, Inc., Term Loan B, 09/17/32(p)		467	467,294
Sparta U.S. HoldCo LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.28%, 08/02/30		1,042	1,027,087
WR Grace Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.00%, 08/19/32		440	440,735
			13,460,306
Commercial Services & Supplies — 3.3%
Aggreko Holdings, Inc., 2025 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.21%, 05/21/31		1,006	1,008,038
AlixPartners LLP, 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 08/12/32		1,507	1,495,805
Allied Universal Holdco LLC, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.35%), 7.51%, 08/20/32		2,714	2,722,195
Belron Finance LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.74%, 10/16/31		1,911	1,919,182
Bright Horizons Family Solutions LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 08/23/32		702	704,295
Champions Financing, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.95%, 02/23/29		79	73,995
CHG Healthcare Services, Inc., 2025 Term Loan B1, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 09/29/28		451	451,327
Creative Artists Agency LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/01/31		1,789	1,790,451
Ensemble RCM LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.31%, 08/01/29		849	850,777
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Services & Supplies (continued)
Galaxy U.S. Opco, Inc., Term Loan, (3-mo. CME Term SOFR + 2.00%, 3.75% PIK), 3.75%, 07/31/30(i)	USD	333	$ 301,236
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.17%, 02/01/29		1,060	1,059,593
Grant Thornton Advisors LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 06/02/31		252	250,090
Herc Holdings, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.25%, 06/02/32		156	156,585
Hertz Corp.
2021 Term Loan B, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28		598	536,182
2021 Term Loan C, (3-mo. CME Term SOFR + 3.76%), 8.07%, 06/30/28		118	105,535
KUEHG Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 06/12/30		249	248,632
Learning Care Group U.S. No. 2, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 4.00%), 8.29%, 08/11/28(c)		109	106,613
Mavis Tire Express Services Topco Corp., 2025 Repriced Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.20%, 05/04/28		1,730	1,729,223
Prime Security Services Borrower LLC
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.13%, 10/13/30		442	441,066
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/07/32		930	920,764
Ryan LLC, Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 11/14/30		46	46,353
Vortex Opco LLC, Second Out Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.36%), 8.37%, 12/17/28		442	97,305
Wand NewCo 3, Inc., 2025 Repriced Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/31		1,116	1,111,711
			18,126,953
Communications Equipment — 0.2%
Ciena Corp., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 10/24/30		823	823,355
ORBCOMM, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.62%, 09/01/28		305	274,776
			1,098,131
Construction & Engineering — 1.1%
Apple Bidco LLC, 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 09/23/31		1,729	1,728,181
Brand Industrial Services, Inc., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.80%, 08/01/30		1,360	1,229,043
Brown Group Holding LLC
2022 Incremental Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.87%, 07/01/31		740	741,585
Term Loan B, 07/01/31(p)		710	710,298
Construction Partners, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 11/03/31		163	163,126
Security		Par (000)	Value
Construction & Engineering (continued)
Cube Industrials Buyer, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 10/17/31	USD	146	$ 146,631
Legence Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.00%), 7.16%, 12/18/28		121	121,224
SBA Senior Finance II LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 01/25/31		1,020	1,022,675
			5,862,763
Consumer Discretionary — 0.7%
APi Group DE, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/03/29		1,416	1,414,503
Camelot U.S. Acquisition LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.91%, 01/31/31		443	439,746
Element Materials Technology Group U.S. Holdings, Inc., 2022 USD Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.68%), 7.68%, 07/06/29		335	336,805
Fleet U.S. Bidco, Inc., 2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.54%, 02/21/31(c)		201	200,970
OMNIA Partners LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 07/25/30		337	336,546
Peer Holding III BV, 2025 USD Term Loan B, 09/27/32(p)		193	193,000
PG Polaris BidCo SARL, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 03/26/31		377	377,904
Raven Acquisition Holdings LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/19/31		298	298,182
TruGreen LP, 2020 Term Loan, (1-mo. CME Term SOFR + 4.10%), 8.26%, 11/02/27		184	180,231
			3,777,887
Consumer Finance — 1.3%
Boost Newco Borrower LLC, 2025 USD Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 01/31/31		2,187	2,188,454
Citrin Cooperman Advisors LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.00%, 04/01/32		425	422,455
Corpay Technologies Operating Co. LLC, Term Loan B5, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 04/28/28		1,631	1,627,853
Shift4 Payments LLC, 2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 06/30/32		399	401,825
Trans Union LLC
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 06/24/31		1,012	1,010,989
2024 Term Loan B9, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 06/24/31		1,049	1,047,922

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Consumer Finance (continued)
WEX, Inc.
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/31/28	USD	169	$ 168,450
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/05/32		308	307,003
			7,174,951
Consumer Staples Distribution & Retail — 0.2%
Boots Group Finco LP, USD Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 08/30/32		659	660,371
U.S. Foods, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/03/31		645	648,808
			1,309,179
Containers & Packaging — 1.2%
Asplundh Tree Expert LLC, 2021 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 6.01%, 09/07/27		985	984,717
Charter Next Generation, Inc., 2024 Term Loan B1, (1- mo. CME Term SOFR at 0.75% Floor + 2.75%), 6.93%, 11/29/30		1,871	1,875,955
Clydesdale Acquisition Holdings, Inc.
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32		— (n)	487
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 04/01/32		927	925,573
Term Loan B, (1-mo. CME Term SOFR + 3.18%), 7.34%, 04/13/29		105	104,823
LABL, Inc., 2021 USD 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.10%), 9.26%, 10/30/28		929	759,116
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, (1-mo. CME Term SOFR + 3.00%), 7.28%, 04/15/27		528	527,749
Pregis TopCo Corp., 2025 Refinancing Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.16%, 02/01/29		423	426,185
Proampac PG Borrower LLC, 2024 Term Loan, (3-mo. CME Term SOFR + 4.00%), 8.26%, 09/15/28		102	101,971
Ring Container Technologies Group LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 09/15/32		280	279,440
Trident TPI Holdings, Inc., 2024 Term Loan B7, (3-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.75%, 09/15/28		618	605,832
			6,591,848
Distributors — 1.1%
American Builders & Contractors Supply Co., Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31		843	844,745
Core & Main LP
2024 Term Loan D, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 07/27/28		1,516	1,514,961
2024 Term Loan E, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 02/09/31		374	373,153
Dealer Tire Financial LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 07/02/31		688	683,792
Security		Par (000)	Value
Distributors (continued)
Gates Corp./DE, 2024 Term Loan B5, (1-mo. CME Term SOFR + 1.75%), 5.91%, 06/04/31	USD	1,279	$ 1,276,438
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.32%, 10/28/27		254	211,716
Resideo Funding, Inc., 2025 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 08/13/32		561	560,652
TMK Hawk Parent Corp., 2024 Term Loan B, (1-mo. CME Term SOFR at 1.00% Floor + 2.00%, 3.25% PIK), 9.41%, 06/30/29(i)		783	276,051
			5,741,508
Diversified Consumer Services — 0.1%
Anticimex International AB, 2024 Term Loan B6, (3-mo. SOFR + 3.40%), 7.76%, 11/16/28		338	338,795
Diversified Telecommunication Services — 0.7%
Altice Financing SA, USD 2017 1st Lien Term Loan, (Prime + 1.75%), 9.00%, 01/31/26(c)		510	489,263
Lumen Technologies, Inc.
2024 Extended Term Loan B1, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/16/29		535	531,634
2024 Extended Term Loan B2, (1-mo. CME Term SOFR at 2.00% Floor + 2.46%), 6.63%, 04/15/30		715	710,081
2024 Term Loan A, (1-mo. CME Term SOFR + 6.00%), 10.16%, 06/01/28		45	45,830
Zayo Group Holdings, Inc., 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.61%, 03/11/30		2,165	2,097,886
			3,874,694
Electric Utilities — 0.4%
Constellation Renewables LLC, 2020 Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 2.25%), 6.45%, 12/15/27		488	486,940
Pike Corp., 2021 Incremental Term Loan B, (1-mo. CME Term SOFR + 3.11%), 7.28%, 01/21/28		422	424,410
Talen Energy Supply LLC, 2024-1 Incremental Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.73%, 12/15/31		336	335,536
Vistra Operations Co. LLC, 1st Lien Term Loan B3, (1- mo. CME Term SOFR + 1.75%), 5.91%, 12/20/30		682	682,094
			1,928,980
Electronic Equipment, Instruments & Components — 0.4%
Celestica, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.92%, 06/20/31(c)		227	228,261
Coherent Corp., 2025 1st Lien Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.94%, 07/02/29		455	453,749
Lsf12 Crown U.S. Commercial Bidco LLC, 2025 Term Loan B, 12/02/31(p)		390	390,246
Pinnacle Buyer LLC(p)
Delayed Draw Term Loan, 09/10/32		92	92,519
Term Loan, 09/10/32		481	481,101
Project Aurora U.S. Finco, Inc., USD Term Loan, 09/24/32(c)(p)		133	133,166
Sanmina Corp., Term Loan B, 08/06/32(c)(p)		446	444,885
			2,223,927
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Energy Equipment & Services — 0.0%
Meade Pipeline Co. LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.00%, 09/22/32	USD	148	$ 147,815
Entertainment — 0.3%
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.84%, 10/02/28		447	432,872
Delta 2 Lux SARL, 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 09/30/31		1,345	1,344,661
			1,777,533
Environmental, Maintenance & Security Service — 1.5%
Action Environmental Group, Inc., 2023 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/24/30(c)		448	447,575
Clean Harbors, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 10/09/28		650	649,668
2025 Term Loan, 09/24/32(p)		391	391,489
Filtration Group Corp., 2025 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/21/28		1,566	1,572,038
GFL ES US LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 03/03/32		1,305	1,303,290
JFL-Tiger Acquisition Co., Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.89%, 10/17/30		346	346,894
Madison IAQ LLC
2025 Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.45%, 05/06/32		846	849,390
Term Loan, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.70%, 06/21/28		1,789	1,789,405
Packers Holdings LLC, 2021 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 3.35%), 7.66%, 03/09/28		482	150,340
Reworld Holding Corp.
2025 1st Lien Term Loan B, 01/15/31(p)		210	209,345
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 11/30/28		471	471,212
Term Loan C, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 11/30/28		37	36,475
			8,217,121
Financial Services — 0.9%
Apex Group Treasury LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.75%, 02/27/32		875	854,284
CPI Holdco B LLC, 2024 Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 05/19/31		1,495	1,493,459
ION Platform Finance U.S., Inc., USD Term Loan, 09/30/32(c)(p)		1,848	1,831,830
Orion U.S. Finco, Inc., 1st Lien Term Loan, 05/20/32(p)		521	523,605
Setanta Aircraft Leasing DAC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 11/05/28		207	207,797
			4,910,975
Food Products — 1.5%
Aramark Services, Inc.
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 06/22/30		1,031	1,032,396
Security		Par (000)	Value
Food Products (continued)
Aramark Services, Inc. (continued)
2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 04/06/28	USD	383	$ 383,187
Chobani LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 10/25/27		2,766	2,772,584
Froneri U.S., Inc.
2024 USD Term Loan B4, (6-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 09/30/31		1,762	1,747,088
2025 USD Term Loan, 08/02/32(p)		516	514,627
H-Food Holdings LLC, 2025 Exit Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 6.50%), 10.81%, 03/29/30		75	75,913
Nomad Foods U.S. LLC, 2023 Term Loan B5, (6-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.54%, 11/12/29		576	576,228
UTZ Quality Foods LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.50%, 01/29/32		1,040	1,038,967
Wellness Pet LLC
2025 First Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.95%), 7.95%, 12/31/29		107	85,003
2025 Second Out Exchange Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 4.01%), 8.01%, 12/31/29		60	25,752
			8,251,745
Ground Transportation — 0.4%
Genesee & Wyoming, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 04/10/31		2,383	2,373,220
Health Care Equipment & Supplies — 0.4%
Avantor Funding, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.50% Floor + 2.10%), 6.26%, 11/08/27		77	76,882
Bausch & Lomb Corp.
2023 Incremental Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.17%, 09/29/28		451	450,236
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 01/15/31		1,053	1,052,597
QuidelOrtho Corp., Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 08/20/32		401	398,662
			1,978,377
Health Care Providers & Services — 2.1%
AHP Health Partners, Inc., 2025 Term Loan B, 09/20/32(p)		100	99,828
Concentra Health Services, Inc., 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/26/31		344	344,834
Examworks Bidco, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 11/01/28		1,212	1,213,800
EyeCare Partners LLC
2024 Second Out Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 1.00%, 3.61% PIK), 8.84%, 11/30/28(i)		306	192,443
2024 Superpriority New Money 1st Out Term Loan A, (6-mo. CME Term SOFR at 0.00% Floor + 5.75%), 9.88%, 08/31/28		299	300,446

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Health Care Providers & Services (continued)
EyeCare Partners LLC (continued)
2024 Third Out Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 6.85%), 10.98%, 11/30/28(e)(j)	USD	15	$ 3,281
ICON Luxembourg SARL, 2024 LUX Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28		254	253,583
LifePoint Health, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.75%), 8.07%, 05/19/31		597	595,789
Medical Solutions Holdings, Inc.
2021 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 3.60%), 7.91%, 11/01/28		386	132,519
2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.41%, 11/01/29		247	49,812
Medline Borrower LP
2025 Incremental Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/30		174	174,454
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 10/23/28		4,129	4,128,966
Parexel International Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 11/15/28		1,416	1,416,497
Sotera Health Holdings LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/30/31		1,119	1,119,585
Star Parent, Inc., Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.00%, 09/27/30		463	462,473
Surgery Center Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 12/19/30		858	857,733
Team Health Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.80%, 06/30/28		249	248,699
			11,594,742
Hotel & Resort REITs — 0.0%
RHP Hotel Properties LP, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/20/30		246	245,635
Hotels, Restaurants & Leisure — 4.3%
Aimbridge Acquisition Co., Inc.
2025 1st Lien Second Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 1.61%, 6.00% PIK), 11.76%, 03/11/30(i)		107	107,089
2025 First Out Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.76%, 03/11/30		117	116,941
Alterra Mountain Co., 2025 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 05/31/30		656	656,069
Burger King (Restaurant Brands International Inc.)/New Red Finance, Inc., 2024 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 09/20/30		1,161	1,156,149
Caesars Entertainment, Inc.
2024 Term Loan B1, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/31		1,893	1,886,395
Term Loan B, (1-mo. CME Term SOFR + 2.25%), 6.41%, 02/06/30		482	480,032
EOC Borrower LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 03/24/32		1,877	1,876,356
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 01/27/29	USD	2,624	$ 2,619,911
Flutter Financing BV
2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.75%, 11/30/30		1,693	1,685,951
2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 06/04/32		693	691,918
Four Seasons Hotels Ltd., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 09/22/32		1,297	1,298,503
Great Canadian Gaming Corp., 2024 Term Loan B, (3- mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 11/01/29		461	442,581
Herschend Entertainment Co. LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 05/27/32		487	488,099
Hilton Domestic Operating Co., Inc., 2023 Term Loan B4, (1-mo. CME Term SOFR + 1.75%), 5.91%, 11/08/30		1,350	1,351,227
IRB Holding Corp., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 12/15/27		948	947,789
Light & Wonder International, Inc., 2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.39%, 04/14/29		656	656,227
Motion Finco SARL, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 11/12/29		1,040	930,235
Ontario Gaming GTA LP, Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.24%, 08/01/30		254	247,537
Penn Entertainment, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 05/03/29		1,145	1,143,355
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		114	107,590
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 12/17/27		37	35,222
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.26%, 06/30/28		16	14,912
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(c)		297	279,424
2024 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.26%, 11/15/29(c)		159	149,120
SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.16%, 12/04/31		238	237,092
Six Flags Entertainment Corp., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/01/31		211	209,496
Station Casinos LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 03/14/31		1,392	1,391,304
Turquoise Topco Ltd., Term Loan B, 08/13/32(p)		416	416,262
Voyager Parent LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 07/01/32		639	639,876
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Whatabrands LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.66%, 08/03/28	USD	584	$ 584,255
Wyndham Hotels & Resorts, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 05/24/30		678	680,073
			23,526,990
Household Durables — 0.8%
AI Aqua Merger Sub, Inc., 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.28%, 07/31/28		1,250	1,252,456
Hunter Douglas, Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 01/20/32		1,153	1,153,169
Somnigroup International, Inc., Term Loan B, (1-mo. SOFR + 2.25%), 6.37%, 10/24/31		319	320,233
Springs Windows Fashions LLC
2024 First Lien Second Out Term Loan A2, (1-mo. CME Term SOFR at 1.00% Floor + 4.11%), 8.28%, 10/06/28		297	241,726
2024 FLFO A1 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 4.50%), 8.66%, 12/19/29		129	128,787
Weber-Stephen Products LLC
2025 Term Loan B, 09/17/32(p)		845	835,494
Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.25%), 7.53%, 10/30/27		491	485,158
			4,417,023
Household Products — 0.1%
Lavender U.S. HoldCo 1, Inc., USD Term Loan, 09/27/32(c)(p)		471	471,000
Reynolds Consumer Products LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 03/04/32		208	207,777
			678,777
Independent Power and Renewable Electricity Producers — 0.6%
Calpine Construction Finance Co. LP, 2023 Refinancing Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 07/31/30		931	930,829
Calpine Corp., 2024 Term Loan B10, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 01/31/31		410	409,871
NRG Energy, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.06%, 04/16/31		1,854	1,853,301
			3,194,001
Industrial Conglomerates — 0.0%
Stitch Acquisition Corp., 2024 2nd Out Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.76%, 12/31/29		58	46,977
Insurance — 4.4%
Alliant Holdings Intermediate LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.67%, 09/19/31		3,455	3,444,584
AmWINS Group, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.25%, 01/30/32		1,780	1,779,370
Amynta Agency Borrower, Inc., 2025 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 12/29/31		1,195	1,189,931
Security		Par (000)	Value
Insurance (continued)
Ardonagh Group Finco Pty. Ltd., 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.94%, 02/15/31	USD	1,245	$ 1,237,985
Asurion LLC
2021 2nd Lien Term Loan B3, (1-mo. CME Term SOFR + 5.36%), 9.53%, 01/31/28		364	353,990
2021 Second Lien Term Loan B4, (1-mo. CME Term SOFR + 5.36%), 9.53%, 01/20/29		538	513,865
2023 Term Loan B11, (1-mo. CME Term SOFR at 0.00% Floor + 4.35%), 8.51%, 08/19/28		778	780,217
2024 Term Loan B12, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30		174	173,386
2025 Term Loan B13, (1-mo. CME Term SOFR at 0.00% Floor + 4.25%), 8.41%, 09/19/30		1,418	1,407,557
Baldwin Insurance Group Holdings LLC, 2025 Term Loan B2, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.64%, 05/26/31		511	510,859
Howden Group Holdings Ltd., 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 04/18/30		95	95,420
HUB International Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 06/20/30		2,153	2,155,583
Hyperion Refinance SARL, 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/31		1,118	1,118,029
Jones Deslauriers Insurance Management, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.06%, 03/15/30		580	576,614
OneDigital Borrower LLC, 2025 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 07/02/31		132	131,505
Ryan Specialty LLC, 2024 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 09/15/31		1,204	1,203,361
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 07/31/31		2,074	2,071,125
Truist Insurance Holdings LLC
2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 05/06/31		2,291	2,287,064
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.75%), 8.75%, 05/06/32		227	230,741
USI, Inc.
2024 Term Loan C, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 09/29/30		1,024	1,021,910
2024 Term Loan D, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 11/21/29		1,504	1,502,512
			23,785,608
Interactive Media & Services — 0.4%
MH Sub I LLC
2023 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.25%, 05/03/28		356	341,628
2024 Term Loan B4, (1-mo. CME Term SOFR at 0.50% Floor + 4.25%), 8.41%, 12/31/31		321	294,865
Speedster Bidco GmbH, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.24%, 12/10/31		1,275	1,276,402
			1,912,895

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Internet Software & Services — 1.5%
Barracuda Networks, Inc., 2022 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 4.50%), 8.81%, 08/15/29	USD	653	$ 545,276
CNT Holdings I Corp., 2025 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 2.25%), 6.56%, 11/08/32		682	681,840
Gen Digital, Inc.
2024 Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 09/12/29		1,749	1,743,146
2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 04/16/32		272	271,024
Go Daddy Operating Co. LLC
2024 Term Loan B7, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/30/31		1,149	1,146,702
2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/09/29		653	651,904
Proofpoint, Inc.
2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.16%, 08/31/28		1,695	1,699,601
2025 Fungible Term Loan, 08/31/28(p)		187	187,488
StubHub Holdco Sub LLC, 2024 Extended Term Loan B, (1-mo. CME Term SOFR + 4.75%), 8.91%, 03/15/30		1,241	1,228,179
			8,155,160
IT Services — 2.6%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 09/29/31		701	699,966
Avalara, Inc., 2025 Term Loan, 03/26/32(p)		61	60,830
Capstone Borrower, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 06/17/30		722	720,352
Clover Holdings 2 LLC, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.94%, 12/09/31		1,978	1,977,504
Dayforce, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.31%, 03/01/31(c)		1,315	1,315,400
Finastra USA, Inc., 2025 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 07/30/32		2,131	2,121,112
Fortress Intermediate 3, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.25%, 06/27/31		310	310,434
Magenta Security Holdings LLC
2024 First Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.01%), 11.32%, 07/27/28		202	164,833
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 7.26%), 11.57%, 07/27/28		209	90,343
2024 Third Out Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 6.51%), 10.82%, 07/27/28(e)(j)		566	112,789
McAfee Corp., 2024 USD 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.22%, 03/01/29		1,020	972,397
Peraton Corp., Term Loan B, (1-mo. CME Term SOFR at 0.75% Floor + 3.85%), 8.01%, 02/01/28		960	808,207
Polaris Newco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.26%), 8.57%, 06/02/28		842	810,317
Project Alpha Intermediate Holding, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.25%, 10/26/30		474	475,255
Security		Par (000)	Value
IT Services (continued)
Quartz Acquireco LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/28/30	USD	820	$ 816,191
Skopima Consilio Parent LLC, 2024 Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.75%), 7.91%, 05/12/28		485	409,272
Tempo Acquisition LLC, 2025 Repriced Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 08/31/28		533	520,345
X Corp., Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.65%), 10.96%, 10/26/29		1,562	1,531,311
			13,916,858
Leisure Products — 0.2%
Bombardier Recreational Products, Inc., 2024 Term Loan B4, 01/22/31(p)		304	304,192
City Football Group Ltd., 2024 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.70%, 07/22/30		698	697,805
			1,001,997
Machinery — 1.8%
Arcline FM Holdings LLC, 2025 Term Loan, (6-mo. CME Term SOFR at 0.75% Floor + 3.50%), 7.58%, 06/24/30		513	512,315
Chart Industries, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR + 2.50%), 6.79%, 03/15/30		256	256,608
Columbus McKinnon Corp., 2024 Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 2.50%), 6.50%, 05/14/28(c)		119	119,597
Generac Power Systems, Inc., 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 07/03/31		153	154,026
GrafTech Global Enterprises, Inc., 2024 Term Loan, (1- mo. CME Term SOFR at 2.00% Floor + 6.00%), 10.16%, 12/21/29		105	106,679
Husky Injection Molding Systems Ltd., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.75%), 7.75%, 02/15/29		2,144	2,148,184
Indicor LLC, 2024 USD 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.75%, 11/22/29		414	414,053
Madison Safety & Flow LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.91%, 09/26/31		285	284,840
SPX Flow, Inc., 2025 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 04/05/29		1,494	1,499,791
TK Elevator U.S. Newco, Inc., 2025 USD Term Loan B, (6-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.20%, 04/30/30		1,363	1,366,130
Vertiv Group Corp., 2025 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.03%, 08/12/32		2,040	2,041,847
WEC U.S. Holdings, Inc., 2024 Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.53%, 01/27/31		1,024	1,024,526
			9,928,596
Media — 2.4%
Charter Communications Operating LLC
2023 Term Loan B4, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 12/07/30		634	633,430
2024 Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.54%, 12/15/31		483	483,042
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Media (continued)
Crown Finance U.S., Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.78%, 12/02/31	USD	522	$ 520,282
CSC Holdings LLC
2019 Term Loan B5, (Prime + 1.50%), 8.75%, 04/15/27		1,468	1,419,025
2022 Term Loan B6, (1-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.65%, 01/18/28		222	220,448
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.57%, 08/02/27		53	53,333
DK Crown Holdings, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 6.00%, 03/04/32		1,214	1,212,066
ECL Entertainment LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 08/30/30		377	376,293
Gray Television, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR + 5.25%), 9.53%, 06/04/29		4	3,498
GVC Holdings Gibraltar Ltd., 2025 Term Loan B5 (2032), 07/31/32(p)		188	187,623
Learfield Communications LLC, 2024 Term Loan B, (1- mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.66%, 06/30/28		357	359,907
Live Nation Entertainment, Inc., Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.99%, 10/19/26		850	847,956
Radiate Holdco LLC, 2025 FLFO Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.61%, 1.50% PIK), 9.28%, 09/25/29(i)		2,062	1,660,531
Scientific Games Holdings LP, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.00%), 7.29%, 04/04/29		393	389,267
Telenet Financing USD LLC, 2020 USD Term Loan AR, 04/30/28(p)		180	178,387
UFC Holdings LLC, 1st Lien Term Loan B5, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.04%, 11/21/31		1,909	1,911,399
Virgin Media Bristol LLC, 2020 USD Term Loan Q, (1- mo. CME Term SOFR + 3.36%), 7.51%, 01/31/29		607	606,417
WMG Acquisition Corp., 2024 Term Loan J, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.95%, 01/24/31		1,622	1,622,733
Ziggo Financing Partnership, USD Term Loan I, (1-mo. CME Term SOFR at 0.00% Floor + 2.61%), 6.76%, 04/30/28		468	466,740
			13,152,377
Metals & Mining — 0.3%
AZZ, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.75%), 5.91%, 05/13/29		60	59,646
Covia Holdings LLC, 2025 Repriced Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.95%, 02/26/32		218	219,272
Novelis Holdings, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.75%, 03/11/32		1,370	1,372,129
			1,651,047
Oil, Gas & Consumable Fuels — 1.0%
Buckeye Partners LP
2025 Term Loan B, 09/24/32(p)		68	67,740
Security		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Buckeye Partners LP (continued)
2025 Term Loan B2, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.91%, 11/22/30	USD	169	$ 169,211
Colossus Acquireco LLC, Term Loan B, (3-mo. SOFR + 1.75%), 5.87%, 07/30/32		888	882,308
EG America LLC, 2025 USD Repriced Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.70%, 02/07/28		181	182,014
Freeport LNG Investments LLLP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.58%, 12/21/28		1,131	1,129,970
GIP Pilot Acquisition Partners LP, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.29%, 10/04/30		132	132,064
Hilcorp Energy I LP, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.15%, 02/11/30		441	440,785
M6 ETX Holdings II Midco LLC, 2025 Term Loan B, (Prime + 2.00%), 9.25%, 04/01/32		327	327,180
Murphy USA, Inc., Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 6.03%, 04/07/32		173	174,261
Oryx Midstream Services Permian Basin LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.42%, 10/05/28		1,446	1,444,778
Stakeholder Midstream LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.04%, 01/01/31		352	352,558
Whitewater Matterhorn Holdings LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 06/16/32		140	139,847
			5,442,716
Passenger Airlines — 0.8%
AAdvantage Loyalty IP Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.58%, 05/28/32		362	363,450
Air Canada, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.17%, 03/21/31		825	823,717
American Airlines, Inc.
Series AA, 2017 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 1.85%), 5.98%, 01/29/27		414	412,794
2023 1st Lien Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.26%, 06/04/29		341	339,814
2024 1st Lien Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.50%, 02/15/28		650	648,912
2025 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.58%, 04/20/28		487	485,898
JetBlue Airways Corp., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.75%, 08/27/29		596	570,968
United Airlines, Inc., 2024 1st Lien Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.20%, 02/22/31		703	704,186
			4,349,739
Personal Care Products — 0.2%
ACP Tara Holdings, Inc., 2025 Term Loan B, 09/17/32(c)(p)		140	140,000
Opal U.S. LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 04/28/32		980	981,960
			1,121,960

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Pharmaceuticals — 1.1%
Amneal Pharmaceuticals LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.66%, 08/01/32	USD	1,175	$ 1,173,038
Elanco Animal Health, Inc., Term Loan B, (1-mo. CME Term SOFR + 1.85%), 6.13%, 08/01/27		547	546,452
Endo Finance Holdings, Inc., 2024 1st Lien Term Loan, 04/23/31(p)		354	354,623
Gainwell Acquisition Corp., Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.10%), 8.10%, 10/01/27		430	422,324
Jazz Financing Lux SARL, 2024 1st Lien Term Loan B2, (1-mo. CME Term SOFR + 2.25%), 6.41%, 05/05/28		1,082	1,082,872
Option Care Health, Inc., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.89%, 09/16/32		876	874,081
Organon & Co., 2024 USD Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.41%, 05/19/31		288	280,102
Perrigo Investments LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 04/20/29		330	329,140
PRA Health Sciences, Inc., 2024 US Term Loan B, (3- mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.00%, 07/03/28		63	63,180
Vizient, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 1.75%), 5.91%, 08/01/31		599	600,162
			5,725,974
Professional Services — 0.0%
Deep Blue Operating I LLC, Term Loan, 09/17/32(p)		164	164,000
Real Estate Management & Development — 0.2%
CoreLogic, Inc., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.78%, 06/02/28		1,054	1,052,456
Cushman & Wakefield U.S. Borrower LLC, 2025 Term Loan B3, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 01/31/30		284	284,784
			1,337,240
Semiconductors & Semiconductor Equipment — 0.3%
Entegris, Inc., 2023 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 1.75%), 5.79%, 07/06/29		314	316,021
MKS Instruments, Inc., 2025 USD Repriced Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 2.00%), 6.17%, 08/17/29		1,248	1,246,215
			1,562,236
Software — 7.0%
Applied Systems, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.25%, 02/24/31		2,001	2,001,136
AthenaHealth Group, Inc., 2022 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 02/15/29		2,293	2,287,528
BCPE Pequod Buyer, Inc., USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.16%, 11/25/31		678	679,148
Boxer Parent Co., Inc., 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.20%, 07/30/31		1,790	1,786,197
CCC Intelligent Solutions, Inc., Term Loan, (1-mo. CME Term SOFR + 2.00%), 6.16%, 01/23/32		1,490	1,487,307
Security		Par (000)	Value
Software (continued)
Central Parent LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 07/06/29	USD	1,563	$ 1,348,662
Clearwater Analytics LLC, 2025 Term Loan B, (6-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.46%, 04/21/32		517	517,000
Cloud Software Group, Inc.
2025 Term Loan B (2031), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 03/21/31		1,479	1,484,551
2025 Term Loan B (2032), (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.25%, 08/13/32		2,536	2,543,336
Cloudera, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.85%), 8.01%, 10/08/28		365	358,578
Cotiviti, Inc., 2024 Term Loan, (1-mo. CME Term SOFR + 2.75%), 7.03%, 05/01/31		1,638	1,606,972
DS Admiral Bidco LLC, 2024 Term Loan B, (1-mo. CME Term SOFR + 4.25%), 8.41%, 06/26/31		347	346,179
Ellucian Holdings, Inc.
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.75%), 6.91%, 10/09/29		1,742	1,740,691
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 4.75%), 8.91%, 11/22/32		284	289,916
Epicor Software Corp., 2024 Term Loan F, (1-mo. CME Term SOFR at 0.75% Floor + 2.50%), 6.66%, 05/30/31		1,698	1,699,284
Genesys Cloud Services, Inc., 2025 USD Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.66%, 01/30/32		2,830	2,809,270
Informatica LLC, 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 10/27/28		679	679,661
Kaseya, Inc., 2025 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 03/20/32		1,758	1,759,181
Mitchell International, Inc.
2024 1st Lien Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.25%), 7.41%, 06/17/31		1,187	1,185,241
2024 2nd Lien Term Loan, (1-mo. CME Term SOFR + 5.25%), 9.41%, 06/17/32		191	188,517
Modena Buyer LLC, Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 4.50%), 8.81%, 07/01/31		286	282,560
Planview Parent, Inc., 2024 1st Lien Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.50%, 12/17/27		179	176,018
PointClickCare Technologies, Inc., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 6.75%, 11/03/31		520	520,633
Project Boost Purchaser LLC, 2025 Refinancing Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.07%, 07/16/31		1,201	1,197,436
RealPage, Inc., 1st Lien Term Loan, (3-mo. CME Term SOFR + 3.26%), 7.26%, 04/24/28		925	922,062
SS&C Technologies, Inc., 2024 Term Loan B8, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 05/09/31		1,740	1,743,420
UKG, Inc., 2024 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.81%, 02/10/31		1,845	1,843,124
VS Buyer LLC, 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.56%, 04/12/31		1,534	1,529,295
Waystar Technologies, Inc.
2025 Add-on Term Loan B, 10/22/29(p)		258	258,351
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Software (continued)
Waystar Technologies, Inc. (continued)
2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.16%, 10/22/29	USD	776	$ 775,519
X.AI Corp., Term Loan, (6-mo. CME Term SOFR at 0.00% Floor + 7.25%), 11.12%, 06/28/30		554	535,049
Zelis Payments Buyer, Inc.
5th Amendment Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.41%, 11/26/31		1,185	1,184,452
Term Loan B, (1-mo. CME Term SOFR + 2.75%), 6.91%, 09/28/29		638	636,516
			38,402,790
Specialty Retail — 0.2%
LS Group OpCo Acquistion LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.50%), 6.70%, 04/23/31		512	510,490
Restoration Hardware, Inc.
2022 Incremental Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.51%, 10/20/28		140	137,231
Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.61%), 6.78%, 10/20/28		306	297,209
Serta Simmons Bedding LLC, 2023 New Term Loan, (3-mo. CME Term SOFR + 7.61%), 11.62%, 06/29/28		198	184,754
			1,129,684
Technology Hardware, Storage & Peripherals — 0.2%
Cubic Corp.
2025 Second Out Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.83%, 05/25/29		1,936	1,103,037
2025 Second Out Term Loan C, (3-mo. CME Term SOFR at 0.75% Floor + 4.51%), 8.57%, 05/25/29		278	158,363
			1,261,400
Textiles, Apparel & Luxury Goods — 0.2%
ABG Intermediate Holdings 2 LLC
2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 12/21/28		704	702,559
2025 Delayed Draw Term Loan, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.41%, 02/13/32		353	352,092
Beach Acquisition Bidco LLC, USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.31%, 09/12/32		179	179,747
			1,234,398
Transportation Infrastructure — 0.1%
OLA Netherlands BV, Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 6.35%), 10.51%, 12/15/26		613	607,902
SIRVA Worldwide, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 2.00% Floor + 8.00%), 12.20%, 08/20/29		250	95,182
			703,084
Wireless Telecommunication Services — 0.8%
Altice France SA, 2023 USD Term Loan B14, (3-mo. CME Term SOFR at 0.00% Floor + 5.50%), 9.82%, 08/15/28(c)		1,164	1,123,513
Security		Par (000)	Value
Wireless Telecommunication Services (continued)
Digicel International Finance Ltd., 2025 Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 5.25%), 9.49%, 08/06/32	USD	356	$ 355,555
GOGO Intermediate Holdings LLC, Term Loan B, (1-mo. CME Term SOFR + 3.86%), 8.03%, 04/30/28		363	359,542
Level 3 Financing, Inc., 2025 Repriced Term Loan B4, (1-mo. CME Term SOFR at 0.00% Floor + 3.25%), 7.42%, 03/29/32		1,890	1,890,000
Windstream Services, LLC, 2025 Term Loan B, 09/24/32(c)(p)		709	701,910
			4,430,520
Total Floating Rate Loan Interests — 59.1% (Cost: $325,400,040)			323,089,486
Foreign Agency Obligations
Bahrain — 0.1%
Bahrain Government International Bonds, 6.75%, 09/20/29(d)		200	209,250
Bulgaria — 0.0%
Bulgaria Government International Bonds, 5.00%, 03/05/37(d)		24	24,024
Chile — 0.0%
Chile Government International Bonds, 4.34%, 03/07/42(g)		200	177,000
Colombia — 0.1%
Colombia Government International Bonds, 8.00%, 04/20/33(g)		200	218,000
Dominican Republic — 0.1%
Dominican Republic International Bonds(b)
4.50%, 01/30/30		200	195,800
7.05%, 02/03/31		150	161,775
			357,575
Ecuador — 0.0%
Ecuador Government International Bonds, 6.90%, 07/31/30(b)(l)		4	3,910
Egypt — 0.0%
Egypt Government International Bonds, 7.50%, 02/16/61(b)		200	156,600
Hungary — 0.0%
Hungary Government International Bonds, Series 10Y, 5.38%, 09/12/33(d)	EUR	39	49,631
Morocco — 0.0%
Morocco Government International Bonds, 2.38%, 12/15/27(b)	USD	200	191,344
Romania — 0.1%
Romania Government International Bonds
5.25%, 11/25/27(b)		62	62,650
2.12%, 07/16/31(d)	EUR	156	156,137
5.88%, 07/11/32(b)		15	18,029

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Romania (continued)
Romania Government International Bonds (continued)
6.25%, 09/10/34(b)	EUR	33	$ 39,847
6.75%, 07/11/39(b)		13	15,562
			292,225
South Africa — 0.0%
Republic of South Africa Government International Bonds, 5.00%, 10/12/46	USD	230	172,721
Total Foreign Agency Obligations — 0.4% (Cost: $1,807,404)			1,852,280

	Shares
Investment Companies
Equity Funds — 0.0%
Hearthside Equity	4,335	83,141
Fixed Income Funds — 0.3%
Invesco Senior Loan ETF	80,000	1,674,400
Total Investment Companies — 0.3% (Cost: $1,734,389)		1,757,541

		Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.3%
Alternative Loan Trust
Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	939	498,968
Series 2006-J8, Class A5, 6.00%, 02/25/37		1,730	652,046
Series 2007-19, Class 1A1, 6.00%, 08/25/37		530	243,770
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35		67	66,651
Series 2006-17, Class A2, 6.00%, 12/25/36		611	266,135
Series 2007-HY5, Class 3A1, 4.85%, 09/25/37(a)		148	137,699
COLT Mortgage Loan Trust(b)
Series 2022-9, Class A1, 6.79%, 12/25/67		183	182,967
Series 2024-7, Class A1, 5.54%, 12/26/69		1,312	1,322,115
Series 2024-INV4, Class A1, 5.61%, 05/25/69		1,142	1,152,345
Ellington Financial Mortgage Trust, Series 2021-2, Class A1, 0.93%, 06/25/66(a)(b)		169	142,196
GCAT Trust(a)(b)
Series 2022-NQM3, Class A1, 4.35%, 04/25/67		1,223	1,218,762
Series 2024-INV4, Class A2, 5.50%, 12/25/54		886	889,838
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 4.72%, 10/25/35(a)		290	144,268
Homes Trust, Series 2024-NQM2, Class A1, 5.72%, 10/25/69(b)		521	525,605
JP Morgan Mortgage Trust, Series 2022-DSC1, Class A1, 4.75%, 01/25/63(a)(b)		304	300,681
OBX Trust(b)
Series 2022-NQM9, Class A1A, 6.45%, 09/25/62		67	66,733
Series 2023-NQM6, Class A1, 6.52%, 07/25/63		686	692,145
Series 2024-NQM17, Class A1, 5.61%, 11/25/64(a)		1,074	1,083,065
Sequoia Mortgage Trust, Series 2024-INV1, Class A3, 5.50%, 10/25/54(a)(b)		879	883,395
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A, 4.10%, 07/25/57(b)	USD	488	$ 484,080
Verus Securitization Trust(b)
Series 2022-3, Class A1, 4.13%, 02/25/67		1,119	1,076,884
Series 2022-INV2, Class A1, 6.79%, 10/25/67		301	299,800
			12,330,148
Commercial Mortgage-Backed Securities(b) — 2.2%
BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1-mo. Term SOFR + 2.69%), 6.84%, 11/15/41(a)		630	632,362
BHMS Commercial Mortgage Trust, Series 2025-ATLS, Class A, (1-mo. Term SOFR + 1.85%), 6.00%, 08/15/42(a)		381	382,074
BLP Commercial Mortgage Trust, Series 2024-INDS, Class D, (1-mo. Term SOFR + 2.59%), 6.74%, 03/15/41(a)		379	379,057
BPR Commercial Mortgage Trust, Series 2024-PARK, Class D, 7.23%, 11/05/39(a)		200	206,353
BX Commercial Mortgage Trust(a)
Series 2021-CIP, Class A, (1-mo. Term SOFR + 1.04%), 5.19%, 12/15/38		880	879,095
Series 2021-XL2, Class A, (1-mo. Term SOFR + 0.80%), 4.95%, 10/15/38		131	130,542
Series 2024-MF, Class C, (1-mo. Term SOFR + 1.94%), 6.09%, 02/15/39		451	452,428
Series 2024-XL4, Class C, (1-mo. Term SOFR + 2.19%), 6.34%, 02/15/39		93	93,065
BX Trust(a)
Series 2022 VAMF, Class A, (1-mo. Term SOFR + 0.85%), 5.00%, 01/15/39		1,200	1,198,875
Series 2024-BIO, Class C, (1-mo. Term SOFR + 2.64%), 6.79%, 02/15/41		240	239,175
Series 2024-CNYN, Class C, (1-mo. Term SOFR + 1.94%), 6.09%, 04/15/41		615	615,907
Series 2024-PAT, Class B, (1-mo. Term SOFR + 3.04%), 7.19%, 03/15/41		170	170,000
Century Plaza Towers, Series 2019-CPT, Class C, 3.10%, 11/13/39(a)		250	220,651
CONE Trust, Series 2024-DFW1, Class D, (1-mo. Term SOFR + 3.04%), 7.19%, 08/15/41(a)		660	659,416
DC Trust(a)
Series 2024-HLTN, Class C, 7.29%, 04/13/40		220	219,969
Series 2025-LXP, Class B, (1-mo. Term SOFR + 1.84%), 5.99%, 08/15/37		274	274,086
Series 2025-LXP, Class C, (1-mo. Term SOFR + 2.24%), 6.39%, 08/15/37		293	293,275
GS Mortgage Securities Corp. Trust(a)
(1-mo. Term SOFR + 3.45%), 7.59%, 11/25/41		900	899,907
Series 2025-800D, Class A, (1-mo. Term SOFR + 2.65%), 6.79%, 11/25/41		195	195,276
JW Commercial Mortgage Trust, Series 2024-MRCO, Class C, (1-mo. Term SOFR + 2.39%), 6.54%, 06/15/39(a)		800	801,500
MCR Mortgage Trust, Series 2024-TWA, Class E, 8.73%, 06/12/39		790	803,304
MIC Trust, Series 2023-MIC, Class B, 9.86%, 12/05/38(a)		234	253,546
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
SELF Commercial Mortgage Trust, Series 2024-STRG, Class D, (1-mo. Term SOFR + 2.94%), 7.09%, 11/15/34(a)	USD	270	$ 269,409
VEGAS, Series 2024-GCS, Class D, 6.42%, 07/10/36(a)		650	643,001
VRTX Trust, Series 2025-HQ, Class B, 5.67%, 08/05/42(a)		895	903,879
Wells Fargo Commercial Mortgage Trust, Series 2024- BPRC, Class D, 7.08%, 07/15/43		250	251,823
			12,067,975
Total Non-Agency Mortgage-Backed Securities — 4.5% (Cost: $25,243,742)			24,398,123

		Benefical Interest (000)
Other Interests
Capital Markets — 0.0%
Millennium Lender Claim Trust(c)(q)	USD	918	—
Industrial Conglomerates — 0.0%
Millennium Corp.(c)(q)		861	—
Total Other Interests — 0.0% (Cost: $ — )			—

		Par (000)
Preferred Securities
Capital Trusts — 6.6%(a)
Banks — 3.4%
Bank of America Corp., 6.63%(g)(o)	USD	4,260	4,432,483
Barclays PLC(g)(o)
4.38%		2,455	2,355,159
8.00%		2,200	2,328,803
9.63%		805	913,886
ING Groep NV, 3.88%(g)(o)		1,750	1,677,734
JPMorgan Chase & Co.(g)
Series II, 6.73%(o)		4,000	4,013,044
Series U, 5.51%, 01/15/87		325	302,242
Krung Thai Bank PCL/Cayman Islands, 4.40%(d)(o)		202	200,864
Lloyds Banking Group PLC, 6.75%(g)(o)		450	454,747
NatWest Group PLC, 8.13%(o)		735	827,430
Nordea Bank Abp, 3.75%(b)(g)(o)		560	519,399
PNC Financial Services Group, Inc., Series W, 6.25%(g)(o)		619	635,157
			18,660,948
Capital Markets — 0.0%
State Street Corp., 5.30%, 06/01/77		194	175,550
Security		Par (000)	Value
Electric Utilities(g) — 1.1%
NextEra Energy Capital Holdings, Inc., 5.65%, 05/01/79	USD	3,750	$ 3,769,786
PG&E Corp., 7.38%, 03/15/55		2,078	2,134,834
			5,904,620
Financial Services(g)(o) — 1.3%
NatWest Group PLC, 6.00%		1,185	1,186,372
UBS Group AG(b)
Series NC10, 9.25%		4,640	5,525,623
Series NC5, 9.25%		460	506,696
			7,218,691
Health Care Equipment & Supplies(g) — 0.6%
CVS Health Corp.
6.75%, 12/10/54		635	655,469
7.00%, 03/10/55		2,605	2,734,581
			3,390,050
Independent Power and Renewable Electricity Producers(b)(o) — 0.1%
NRG Energy, Inc., 10.25%(g)		475	517,924
Vistra Corp., 7.00%		209	212,191
			730,115
Utilities — 0.1%
Electricite de France SA, 3.00%(d)(o)	EUR	200	230,781
			36,310,755

	Shares
Preferred Stocks — 0.3%(e)
Capital Markets — 0.3%
Morgan Stanley, Series F(o)	55,000	1,383,250
Ground Transportation — 0.0%
Sirva BGRS Holdings, Inc., 07/21/30	107	18,660
IT Services(c) — 0.0%
Veritas Kapital Assurance PLC
Series G	2,283	51,939
Series G-1	1,576	35,854
		87,793
		1,489,703
Total Preferred Securities — 6.9% (Cost: $36,778,013)		37,800,458

		Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities(g) — 2.8%
Freddie Mac Mortgage-Backed Securities, 4.00%, 05/01/39	USD	761	748,127
Uniform Mortgage-Backed Securities
3.50%, 09/01/42 - 10/01/42		8,078	7,648,447

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities (continued)
4.50%, 06/01/44	USD	1,473	$ 1,469,054
5.00%, 11/01/44 - 10/14/55(r)		5,170	5,195,115
			15,060,743
Total U.S. Government Sponsored Agency Securities — 2.8% (Cost: $14,761,335)			15,060,743

	Shares
Warrants
Financial Services — 0.0%
Service King (Carnelian Point), (Exercisable 01/14/23, 1 Share for 1 Warrant, Expires 06/30/27, Strike Price USD 10.00)(e)	1,315	—
Total Warrants — 0.0% (Cost: $ — )		—
Total Long-Term Investments — 155.0% (Cost: $842,291,533)		847,031,098
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(s)(t)	1,622,279	1,622,279

		Par (000)
U.S. Treasury Obligations — 5.2%
U.S. Treasury Notes, 4.88%, 05/31/26(g)	USD	28,500	28,689,703
Total Short-Term Securities — 5.5% (Cost: $30,145,028)			30,311,982
Total Investments — 160.5% (Cost: $872,436,561)			877,343,080
Liabilities in Excess of Other Assets — (60.5)%			(330,859,190)
Net Assets — 100.0%			$ 546,483,890

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Non-income producing security.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $187,740, representing less than 0.05% of its net assets as of period end, and an original cost of $22,469.

(g)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(h)	When-issued security.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Convertible security.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Zero-coupon bond.
(n)	Rounds to less than 1,000.
(o)	Perpetual security with no stated maturity date.
(p)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(q)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(r)	Represents or includes a TBA transaction.
(s)	Affiliate of the Fund.
(t)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares	$ 346,004	$ 1,276,275 (a)	$ —	$ —	$ —	$ 1,622,279	1,622,279	$ 109,107	$ —

(a)	Represents net amount purchased (sold).
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.40%(b)	06/11/24	Open	$ 297,660	$ 318,538	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.34 (b)	12/06/24	Open	162,975	169,386	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.25 (b)	12/09/24	Open	662,500	687,804	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.27 (b)	12/09/24	Open	178,500	185,347	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.27 (b)	12/09/24	Open	342,656	355,800	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.34 (b)	12/09/24	Open	322,000	334,537	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.30 (b)	12/17/24	Open	424,436	440,369	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.34 (b)	12/17/24	Open	243,815	253,046	Corporate Bonds	Open/Demand
Credit Agricole Corporate and Investment Bank	4.36 (b)	12/17/24	Open	623,290	646,987	Corporate Bonds	Open/Demand
Barclays Bank PLC	4.24 (b)	04/03/25	Open	892,500	912,648	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	05/06/25	Open	394,313	401,786	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.20 (b)	05/19/25	Open	223,215	226,940	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.30 (b)	05/19/25	Open	354,469	360,517	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.30 (b)	05/19/25	Open	685,882	697,585	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.30 (b)	05/19/25	Open	211,331	214,937	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.30 (b)	05/19/25	Open	198,300	201,683	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.30 (b)	05/19/25	Open	333,856	339,553	Capital Trusts	Open/Demand
TD Securities (USA) LLC	4.50 (b)	05/23/25	Open	359,159	365,040	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.30 (b)	06/05/25	Open	103,598	105,143	Corporate Bonds	Open/Demand
HSBC Bank PLC	4.40 (b)	06/16/25	Open	756,551	767,007	Corporate Bonds	Open/Demand
HSBC Bank PLC	4.40 (b)	06/16/25	Open	784,350	794,724	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	06/30/25	Open	564,785	571,584	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.07 (b)	07/01/25	Open	87,010	87,971	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.10 (b)	07/01/25	Open	1,186,905	1,200,099	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.15 (b)	07/01/25	Open	1,396,752	1,412,458	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.17 (b)	07/01/25	Open	202,991	205,284	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.17 (b)	07/01/25	Open	123,471	124,866	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.18 (b)	07/01/25	Open	220,656	223,154	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	07/01/25	Open	132,300	133,811	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	07/01/25	Open	362,381	366,521	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	07/01/25	Open	113,050	114,341	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	378,784	383,121	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	97,240	98,353	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	755,055	763,700	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	253,048	255,945	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	93,804	94,878	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	287,820	291,115	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	1,333,630	1,348,899	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	131,198	132,700	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/01/25	Open	271,102	274,206	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.25 (b)	07/01/25	Open	199,971	202,194	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.25 (b)	07/01/25	Open	162,572	164,442	Foreign Agency Obligations	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	07/01/25	Open	190,328	192,550	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.32 (b)	07/01/25	Open	1,409,857	1,426,323	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.37 (b)	07/01/25	Open	107,068	108,332	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	326,711	330,594	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	370,975	375,383	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	769,620	778,766	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	718,065	726,598	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	218,364	220,959	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	906,342	917,113	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	603,341	610,511	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	206,447	208,900	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	320,050	323,853	Corporate Bonds	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Nomura Securities International, Inc.	4.40%(b)	07/01/25	Open	$ 747,786	$ 756,672	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	39,510	39,980	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	507,566	513,598	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	305,786	309,420	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	171,840	173,882	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	801,950	811,480	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	313,700	317,428	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	3,480,000	3,521,354	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	139,732	141,392	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	348,985	353,132	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	773,272	782,462	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	07/01/25	Open	265,399	268,553	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	07/01/25	Open	195,110	197,439	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	07/01/25	Open	225,900	228,596	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	07/01/25	Open	334,763	338,706	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.30 (b)	07/10/25	Open	28,820,625	29,115,518	U.S. Treasury Obligations	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	07/10/25	Open	1,454,782	1,470,245	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	175,519	177,248	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.24 (b)	07/14/25	Open	702,187	709,106	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.25 (b)	07/14/25	Open	957,500	966,955	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.25 (b)	07/14/25	Open	430,500	434,751	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.25 (b)	07/14/25	Open	1,155,000	1,166,406	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.26 (b)	07/14/25	Open	266,000	268,633	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.26 (b)	07/14/25	Open	343,125	346,521	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.30 (b)	07/14/25	Open	477,202	481,967	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.30 (b)	07/14/25	Open	294,938	297,882	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.30 (b)	07/14/25	Open	364,808	368,450	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.30 (b)	07/14/25	Open	260,618	263,220	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	07/14/25	Open	179,438	181,249	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	07/14/25	Open	293,738	296,703	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	07/14/25	Open	371,535	375,285	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.38 (b)	07/14/25	Open	493,756	498,773	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.39 (b)	07/14/25	Open	744,199	751,776	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.39 (b)	07/14/25	Open	1,135,800	1,147,365	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	313,465	316,664	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	201,258	203,312	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	109,656	110,775	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	256,773	259,393	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	368,010	371,765	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	384,178	388,098	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	482,220	487,141	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	644,580	651,157	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	700,290	707,436	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	293,590	296,586	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	469,700	474,493	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	1,751,306	1,769,177	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	284,760	287,666	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	316,969	320,203	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	563,296	569,044	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	1,326,640	1,340,177	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	1,963,987	1,984,028	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	550,435	556,052	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	215,934	218,137	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	910,331	919,620	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	970,961	980,869	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	350,156	353,729	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	198,753	200,781	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	1,345,741	1,359,473	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	236,961	239,379	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	121,270	122,507	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	712,208	719,475	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	1,522,937	1,538,478	Capital Trusts	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
TD Securities (USA) LLC	4.40%(b)	07/14/25	Open	$ 496,162	$ 501,225	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	266,159	268,875	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	4,341,601	4,385,904	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	316,220	319,447	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	654,720	661,401	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	397,593	401,650	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	306,791	309,922	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	147,420	148,924	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	474,386	479,227	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	411,300	415,497	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	137,445	138,847	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	379,494	383,366	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	302,773	305,862	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	389,253	393,224	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	1,267,971	1,280,909	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	47,073	47,553	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	182,286	184,146	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	1,310,985	1,324,362	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	381,175	385,065	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	195,113	197,103	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	256,328	258,943	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/14/25	Open	232,645	235,019	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	375,868	379,711	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	480,231	485,142	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	394,685	398,721	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	201,056	203,112	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	247,510	250,041	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	197,736	199,758	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	282,926	285,819	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	555,019	560,694	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	186,200	188,104	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	505,249	510,415	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	259,538	262,192	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	3,286,985	3,320,598	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	354,344	357,967	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	321,725	325,015	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	557,720	563,423	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	182,408	184,273	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	367,225	370,980	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	315,060	318,282	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	268,886	271,636	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	109,335	110,453	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	224,208	226,500	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	370,116	373,901	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	152,030	153,585	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	237,440	239,868	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	332,350	335,749	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	112,391	113,541	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/14/25	Open	243,508	245,998	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	07/14/25	Open	909,242	918,441	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	07/14/25	Open	841,252	849,763	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/15/25	Open	1,110,240	1,121,426	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/18/25	Open	122,230	123,414	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	07/18/25	Open	690,046	696,673	Corporate Bonds	Open/Demand
BNP Paribas SA	4.14 (b)	07/21/25	Open	648,450	654,143	Corporate Bonds	Open/Demand
BNP Paribas SA	4.19 (b)	07/21/25	Open	3,760,000	3,793,389	Capital Trusts	Open/Demand
BNP Paribas SA	4.24 (b)	07/21/25	Open	121,063	122,150	Corporate Bonds	Open/Demand
BNP Paribas SA	4.25 (b)	07/21/25	Open	1,297,687	1,309,367	Corporate Bonds	Open/Demand
BNP Paribas SA	4.25 (b)	07/21/25	Open	437,250	441,185	Corporate Bonds	Open/Demand
BNP Paribas SA	4.28 (b)	07/21/25	Open	474,375	478,673	Capital Trusts	Open/Demand
BNP Paribas SA	4.31 (b)	07/21/25	Open	509,269	513,913	Corporate Bonds	Open/Demand
BNP Paribas SA	4.32 (b)	07/21/25	Open	4,126,875	4,164,595	Capital Trusts	Open/Demand

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BNP Paribas SA	4.35%(b)	07/21/25	Open	$ 3,205,000	$ 3,233,781	Corporate Bonds	Open/Demand
BNP Paribas SA	4.37 (b)	07/21/25	Open	1,862,080	1,879,286	Capital Trusts	Open/Demand
BNP Paribas SA	4.38 (b)	07/21/25	Open	812,212	819,734	Corporate Bonds	Open/Demand
BNP Paribas SA	4.38 (b)	07/21/25	Open	1,617,019	1,631,992	Corporate Bonds	Open/Demand
BNP Paribas SA	4.40 (b)	07/21/25	Open	1,623,000	1,638,094	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	4.15 (b)	07/21/25	Open	247,180	249,355	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.15 (b)	07/21/25	Open	982,350	990,995	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.20 (b)	07/21/25	Open	462,590	466,707	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.21 (b)	07/21/25	Open	230,145	232,198	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.22 (b)	07/21/25	Open	625,975	631,571	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/21/25	Open	154,000	155,383	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/21/25	Open	1,045,791	1,055,182	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/21/25	Open	936,424	944,833	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/21/25	Open	115,094	116,127	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/21/25	Open	224,910	226,930	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/21/25	Open	484,440	488,790	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/21/25	Open	461,092	465,233	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/21/25	Open	100,595	101,498	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/21/25	Open	746,000	752,699	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.25 (b)	07/21/25	Open	789,312	796,416	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.29 (b)	07/21/25	Open	167,200	168,718	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.35 (b)	07/21/25	Open	350,509	353,733	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.35 (b)	07/21/25	Open	634,432	640,130	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.35 (b)	07/21/25	Open	792,321	799,611	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.35 (b)	07/21/25	Open	500,225	504,677	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.35 (b)	07/21/25	Open	62,563	63,124	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.38 (b)	07/21/25	Open	1,435,764	1,449,059	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.38 (b)	07/21/25	Open	618,445	624,172	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.38 (b)	07/21/25	Open	777,225	784,422	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.38 (b)	07/21/25	Open	1,100,416	1,110,606	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.39 (b)	07/21/25	Open	217,789	219,810	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.40 (b)	07/21/25	Open	593,667	599,188	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.40 (b)	07/21/25	Open	657,792	663,909	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	4.40 (b)	07/21/25	Open	215,865	217,873	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.40 (b)	07/21/25	Open	791,798	799,162	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	4.40 (b)	07/21/25	Open	95,798	96,688	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.40 (b)	07/21/25	Open	184,092	185,804	Capital Trusts	Open/Demand
BNP Paribas Securities Corp.	4.40 (b)	07/21/25	Open	173,250	174,861	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.40 (b)	07/21/25	Open	243,840	246,108	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.40 (b)	07/21/25	Open	2,419,312	2,441,812	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.40 (b)	07/21/25	Open	209,050	210,994	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	07/22/25	Open	309,825	312,562	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/23/25	Open	447,942	451,853	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/23/25	Open	371,850	375,096	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/23/25	Open	273,458	275,845	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	07/23/25	Open	172,226	173,767	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/23/25	Open	644,725	650,554	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	07/23/25	Open	748,572	755,283	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	07/23/25	Open	714,139	720,540	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/24/25	Open	133,354	134,545	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	07/24/25	Open	232,623	234,700	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	07/25/25	Open	221,921	223,803	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.30 (b)	07/25/25	Open	249,935	252,083	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.30 (b)	07/31/25	Open	323,820	326,357	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	07/31/25	Open	164,318	165,633	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.38 (b)	08/05/25	Open	1,767,952	1,780,913	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.24 (b)	08/05/25	Open	494,810	498,328	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/25	Open	408,356	411,266	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/25	Open	2,528,500	2,546,516	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/25	Open	841,500	847,496	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/25	Open	285,594	287,629	Capital Trusts	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/25	Open	106,133	106,889	Corporate Bonds	Open/Demand
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
RBC Capital Markets, LLC	4.25%(b)	08/05/25	Open	$ 2,613,000	$ 2,631,618	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.25 (b)	08/05/25	Open	282,125	284,135	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.28 (b)	08/05/25	Open	360,524	363,110	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.28 (b)	08/05/25	Open	319,500	321,792	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.28 (b)	08/05/25	Open	610,187	614,564	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.28 (b)	08/05/25	Open	220,313	221,893	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.38 (b)	08/05/25	Open	332,995	335,436	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.40 (b)	08/05/25	Open	160,862	162,046	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.40 (b)	08/05/25	Open	400,000	402,945	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.40 (b)	08/05/25	Open	263,145	265,082	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.40 (b)	08/05/25	Open	406,857	409,853	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.40 (b)	08/05/25	Open	87,290	87,933	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.40 (b)	08/05/25	Open	204,688	206,195	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.40 (b)	08/05/25	Open	761,880	767,489	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.40 (b)	08/05/25	Open	206,243	207,761	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.40 (b)	08/05/25	Open	401,528	404,484	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	08/05/25	Open	862,861	869,146	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.10 (b)	08/07/25	Open	408,597	411,313	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	08/07/25	Open	482,924	486,355	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.38 (b)	08/08/25	Open	852,720	858,642	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.38 (b)	08/08/25	Open	808,498	814,113	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/08/25	Open	914,232	920,554	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/08/25	Open	788,070	793,519	Corporate Bonds	Open/Demand
Goldman Sachs & Co. LLC	4.30 (b)	08/11/25	Open	329,175	331,297	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/11/25	Open	719,152	723,849	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/12/25	Open	582,902	586,634	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/12/25	Open	647,100	651,243	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/12/25	Open	725,440	730,085	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	08/13/25	Open	934,895	940,608	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.39 (b)	08/13/25	Open	260,360	262,004	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.75 (b)	08/13/25	Open	594,641	597,879	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	08/13/25	Open	1,220,274	1,227,997	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	08/13/25	Open	752,500	757,263	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	08/14/25	Open	565,818	569,326	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	08/14/25	Open	575,140	578,706	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	08/14/25	Open	539,112	542,455	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	0.50 (b)	08/19/25	Open	137,696	137,820	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	0.75 (b)	08/19/25	Open	138,465	138,630	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	08/19/25	Open	75,100	75,517	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/20/25	Open	778,680	782,868	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	08/22/25	Open	1,406,090	1,413,355	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/22/25	Open	439,580	441,832	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/22/25	Open	479,460	481,916	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/22/25	Open	503,962	506,544	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	(0.25)(b)	08/26/25	Open	94,250	94,250	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.50 (b)	08/26/25	Open	410,550	412,090	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/28/25	Open	1,258,456	1,263,935	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	08/28/25	Open	564,557	567,015	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.25 (b)	09/03/25	Open	875,000	878,062	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.25 (b)	09/03/25	Open	950,000	953,325	Corporate Bonds	Open/Demand
HSBC Securities (USA), Inc.	4.25 (b)	09/03/25	Open	525,000	526,837	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.25 (b)	09/04/25	Open	300,000	300,787	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.75 (b)	09/09/25	Open	326,417	327,215	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.25 (b)	09/09/25	Open	120,938	121,270	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/10/25	Open	567,720	569,260	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.23 (b)	09/11/25	Open	130,853	131,178	Corporate Bonds	Open/Demand
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,395,280	1,397,958	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	1,945,255	1,948,990	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	428,545	429,368	U.S. Government Sponsored Agency Securities	Up to 30 Days

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
Wells Fargo Securities, LLC	4.32%	09/12/25	10/14/25	$ 699,776	$ 701,119	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	2,638,897	2,643,964	U.S. Government Sponsored Agency Securities	Up to 30 Days
Wells Fargo Securities, LLC	4.32	09/12/25	10/14/25	5,259,667	5,269,766	U.S. Government Sponsored Agency Securities	Up to 30 Days
BNP Paribas SA	4.19 (b)	09/12/25	Open	1,919,635	1,924,133	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.24 (b)	09/12/25	Open	361,806	362,664	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/12/25	Open	580,469	581,881	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/12/25	Open	624,607	626,127	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.22 (b)	09/15/25	Open	308,940	309,554	Corporate Bonds	Open/Demand
BNP Paribas SA	4.21 (b)	09/16/25	Open	257,213	257,690	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.42 (b)	09/16/25	Open	62,156	62,277	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.18 (b)	09/17/25	Open	372,650	373,246	Corporate Bonds	Open/Demand
J.P. Morgan Securities LLC	4.05	09/19/25	10/02/25	498,437	499,110	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.15	09/19/25	10/02/25	256,821	257,177	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	552,475	553,258	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	180,734	180,990	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	331,166	331,635	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	175,143	175,391	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	181,300	181,557	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	280,676	281,074	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	1,814,312	1,816,883	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	1,162,760	1,164,407	Corporate Bonds	Up to 30 Days
J.P. Morgan Securities LLC	4.25	09/19/25	10/02/25	236,844	237,179	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.25	09/19/25	10/31/25	840,375	841,566	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.25	09/19/25	10/31/25	454,500	455,144	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.30	09/19/25	10/31/25	468,171	468,842	Capital Trusts	Up to 30 Days
Barclays Bank PLC	4.30	09/19/25	10/31/25	2,887,500	2,891,639	Capital Trusts	Up to 30 Days
Barclays Bank PLC	4.35	09/19/25	10/31/25	2,344,499	2,347,899	Corporate Bonds	Up to 30 Days
Barclays Bank PLC	4.40	09/19/25	10/31/25	4,358,400	4,364,792	Capital Trusts	Up to 30 Days
Barclays Bank PLC	4.40	09/19/25	10/31/25	392,400	392,975	Capital Trusts	Up to 30 Days
Barclays Bank PLC	4.40	09/19/25	10/31/25	2,328,219	2,331,633	Capital Trusts	Up to 30 Days
Barclays Bank PLC	4.40	09/19/25	10/31/25	1,839,030	1,841,727	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	3.95	09/19/25	10/31/25	329,857	330,291	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	112,009	112,166	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.20	09/19/25	10/31/25	651,391	652,303	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	475,800	476,472	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	888,030	889,285	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	588,552	589,384	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	537,170	537,929	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	493,500	494,197	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.24	09/19/25	10/31/25	483,750	484,434	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.30	09/19/25	10/31/25	337,669	338,153	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.30	09/19/25	10/31/25	249,533	249,890	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.30	09/19/25	10/31/25	296,840	297,265	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	116,840	117,012	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	1,209,697	1,211,472	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	443,638	444,288	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	1,057,162	1,058,713	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	1,078,834	1,080,416	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	1,215,185	1,216,968	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	334,784	335,275	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	414,710	415,318	Capital Trusts	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	603,200	604,085	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	325,958	326,436	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	1,262,369	1,264,220	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	806,540	807,723	Corporate Bonds	Up to 30 Days
Barclays Capital, Inc.	4.40	09/19/25	10/31/25	853,140	854,391	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	2.35	09/19/25	10/31/25	516,750	517,155	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.70	09/19/25	10/31/25	77,441	77,537	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	3.90	09/19/25	10/31/25	872,780	873,915	Corporate Bonds	Up to 30 Days
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	3.95%	09/19/25	10/31/25	$ 99,888	$ 100,019	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.00	09/19/25	10/31/25	225,750	226,051	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	518,340	519,048	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.10	09/19/25	10/31/25	254,100	254,447	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	215,250	215,548	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	203,820	204,102	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	507,625	508,327	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	535,690	536,431	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	96,203	96,336	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	347,331	347,812	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	453,777	454,405	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	80,445	80,556	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.15	09/19/25	10/31/25	460,687	461,325	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	575,460	576,266	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	353,293	353,787	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	211,665	211,961	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	215,625	215,927	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	741,825	742,864	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	2,604,000	2,607,646	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	458,250	458,892	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	1,157,287	1,158,908	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	166,414	166,647	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.20	09/19/25	10/31/25	1,799,687	1,802,207	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	470,044	470,710	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	90,411	90,539	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	996,250	997,661	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	320,813	321,267	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	180,880	181,136	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.25	09/19/25	10/31/25	492,000	492,697	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	09/19/25	10/31/25	597,187	598,043	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.30	09/19/25	10/31/25	1,053,107	1,054,616	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	92,198	92,331	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	2,242,570	2,245,822	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	376,275	376,821	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	328,100	328,576	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	294,481	294,908	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	488,762	489,471	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	541,082	541,867	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	269,114	269,505	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	412,824	413,423	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	52,290	52,366	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	74,970	75,079	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	1,155,328	1,157,003	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	471,817	472,502	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	555,670	556,476	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	184,150	184,417	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	902,000	903,308	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	166,208	166,448	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	322,620	323,088	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	636,864	637,787	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	1,924,702	1,927,493	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	301,350	301,787	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.35	09/19/25	10/31/25	217,500	217,815	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.37	09/19/25	10/31/25	448,001	448,654	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.37	09/19/25	10/31/25	302,978	303,419	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.37	09/19/25	10/31/25	298,410	298,845	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.39	09/19/25	10/31/25	54,657	54,737	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.39	09/19/25	10/31/25	780,822	781,964	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.39	09/19/25	10/31/25	314,930	315,391	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.39	09/19/25	10/31/25	350,895	351,408	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.39	09/19/25	10/31/25	969,979	971,398	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.39	09/19/25	10/31/25	401,700	402,288	Corporate Bonds	Up to 30 Days

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Reverse Repurchase Agreements (continued)
Counterparty	Interest Rate	Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)
BofA Securities, Inc.	4.40%	09/19/25	10/31/25	$ 1,208,365	$ 1,210,137	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	09/19/25	10/31/25	459,712	460,387	Corporate Bonds	Up to 30 Days
Merrill Lynch International	4.25	09/19/25	10/31/25	689,358	690,335	Corporate Bonds	Up to 30 Days
BNP Paribas Securities Corp.	4.38 (b)	09/19/25	Open	489,379	490,093	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/19/25	Open	502,705	503,442	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/19/25	Open	1,311,175	1,313,081	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/19/25	Open	506,850	507,587	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.38 (b)	09/22/25	Open	615,897	616,571	Corporate Bonds	Open/Demand
BNP Paribas Securities Corp.	4.38 (b)	09/22/25	Open	485,450	485,982	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/22/25	Open	1,980,762	1,982,922	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/22/25	Open	424,370	424,832	Corporate Bonds	Open/Demand
Morgan Stanley & Co. LLC	3.75 (b)	09/23/25	Open	96,094	96,164	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/23/25	Open	386,902	387,280	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/24/25	Open	603,250	603,761	Capital Trusts	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/24/25	Open	1,772,500	1,774,003	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.25 (b)	09/25/25	Open	521,336	521,706	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/25/25	Open	1,004,950	1,005,687	Corporate Bonds	Open/Demand
BNP Paribas SA	4.38 (b)	09/26/25	Open	1,287,211	1,287,994	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.20 (b)	09/26/25	Open	318,308	318,493	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.35 (b)	09/26/25	Open	640,395	640,782	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/26/25	Open	1,905,750	1,906,915	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/26/25	Open	477,731	478,023	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/26/25	Open	935,923	936,495	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/26/25	Open	1,481,695	1,482,592	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.30 (b)	09/29/25	Open	153,900	153,937	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/29/25	Open	440,629	440,736	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/29/25	Open	330,525	330,606	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/29/25	Open	301,305	301,379	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/29/25	Open	2,436,112	2,436,708	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	09/29/25	Open	67,405	67,422	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/29/25	Open	1,125,372	1,125,645	Corporate Bonds	Open/Demand
BofA Securities, Inc.	4.10	09/30/25	10/31/25	229,520	229,520	Corporate Bonds	Up to 30 Days
BofA Securities, Inc.	4.40	09/30/25	10/31/25	480,975	480,975	Corporate Bonds	Up to 30 Days
BNP Paribas SA	4.38 (b)	09/30/25	Open	421,499	421,499	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	09/30/25	Open	365,411	365,411	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	09/30/25	Open	1,591,850	1,591,850	Corporate Bonds	Open/Demand
Nomura Securities International, Inc.	4.40 (b)	09/30/25	Open	381,669	381,669	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	4.40 (b)	09/30/25	Open	51,920	52,661	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.38 (b)	09/30/25	Open	305,044	305,044	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/30/25	Open	256,648	256,647	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/30/25	Open	551,707	551,707	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/30/25	Open	697,250	697,250	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.40 (b)	09/30/25	Open	379,237	379,237	Corporate Bonds	Open/Demand
TD Securities (USA) LLC	4.41 (b)	09/30/25	Open	603,724	603,724	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/30/25	Open	327,990	327,990	Corporate Bonds	Open/Demand
U.S. Bancorp Investments, Inc.	4.36 (b)	09/30/25	Open	1,080,767	1,080,767	Corporate Bonds	Open/Demand
				$ 319,121,706	$ 321,272,231

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Ultra Long Treasury Note	71	12/19/25	$ 8,171	$ 71,111
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
2-Year U.S. Treasury Note	644	12/31/25	$ 134,188	$ (41,866)
5-Year U.S. Treasury Note	206	12/31/25	22,489	(5,399)
				23,846
Short Contracts
10-Year U.S. Treasury Note	314	12/19/25	35,325	(219,621)
U.S. Long Bond	80	12/19/25	9,330	(204,382)
Ultra U.S. Treasury Bond	19	12/19/25	2,284	(71,003)
				(495,006)
				$ (471,160)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	48,549	EUR	41,279	Citibank N.A.	10/16/25	$ 44
USD	15,894	EUR	13,483	HSBC Bank PLC	10/16/25	51
USD	205,541	EUR	174,781	Toronto-Dominion Bank	10/16/25	164
USD	154,555	EUR	131,000	Barclays Bank PLC	12/17/25	80
USD	13,223,875	EUR	11,183,000	Morgan Stanley & Co. International PLC	12/17/25	36,895
USD	232,367	EUR	197,000	State Street Bank and Trust Co.	12/17/25	65
USD	358,967	EUR	304,000	State Street Bank and Trust Co.	12/17/25	491
USD	1,152,980	GBP	847,000	UBS AG	12/17/25	13,734
						51,524
USD	99,573	EUR	85,000	JPMorgan Chase Bank N.A.	12/17/25	(660)
USD	241,220	EUR	205,000	State Street Bank and Trust Co.	12/17/25	(515)
USD	148,089	GBP	111,000	State Street Bank and Trust Co.	12/17/25	(1,210)
						(2,385)
						$ 49,139
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.45.V1	5.00%	Quarterly	12/20/30	USD	5,875	$ (461,791)	$ (449,757)	$ (12,034)
CDX.NA.IG.45.V1	1.00	Quarterly	12/20/30	USD	14,100	(324,574)	(322,927)	(1,647)
						$ (786,365)	$ (772,684)	$ (13,681)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Virgin Media Finance PLC	5.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/25	B-	EUR	10	$ 124	$ 184	$ (60)
CMA CGM SA	5.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/27	BB+	EUR	30	2,514	2,669	(155)
Adler Real Estate AG	5.00	Quarterly	Bank of America N.A.	12/20/27	CCC	EUR	7	476	(688)	1,164
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	4	286	(392)	678
Adler Real Estate AG	5.00	Quarterly	Barclays Bank PLC	12/20/27	CCC	EUR	12	803	(1,103)	1,906
Adler Real Estate AG	5.00	Quarterly	Citibank N.A.	12/20/27	CCC	EUR	4	233	(328)	561
Adler Real Estate AG	5.00	Quarterly	JPMorgan Chase Bank N.A.	12/20/27	CCC	EUR	8	488	(722)	1,210

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Adler Real Estate AG	5.00%	Quarterly	Morgan Stanley & Co. International PLC	12/20/27	CCC	EUR	5	$ 354	$ (507)	$ 861
Faurecia SE	5.00	Quarterly	Barclays Bank PLC	06/20/29	BB-	EUR	20	2,533	2,012	521
iTraxx.XO.42.V3 20-35%	5.00	Quarterly	BNP Paribas SA	12/20/29	B	EUR	33	5,415	4,228	1,187
Zegona Finance PLC	5.00	Quarterly	Deutsche Bank AG	06/20/30	BB	EUR	7	1,280	934	346
								$ 14,506	$ 6,287	$ 8,219

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Reference	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day SOFR, 4.24%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	12/20/25	USD	2,000	$ 47,795	$ (21,953)	$ 69,748
1-day SOFR, 4.24%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	03/20/26	USD	1,000	23,562	(10,976)	34,538
1-day SOFR, 4.24%	Quarterly	Markit iBoxx USD Liquid Leveraged Loan Index	At Termination	Morgan Stanley & Co. International PLC	N/A	06/20/26	USD	8,000	(544)	(86,490)	85,946
									$ 70,813	$ (119,419)	$ 190,232
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 36,957,316	$ 949,424	$ 37,906,740
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks
Capital Markets	$ —	$ —	$ 12,627	$ 12,627
Construction & Engineering	7,602	—	—	7,602
Entertainment	—	—	187,740	187,740
Financial Services	—	—	426,306	426,306
Ground Transportation	—	386	—	386
Household Products	—	—	—	—
Industrial Conglomerates	—	18,572	—	18,572
IT Services	—	—	271,641	271,641
Real Estate Management & Development	—	—	—	—
Trading Companies & Distributors	—	—	110,685	110,685
Transportation Infrastructure	—	—	59,233	59,233
Corporate Bonds
Advertising Agencies	—	5,928,081	—	5,928,081
Aerospace & Defense	—	13,802,082	—	13,802,082
Air Freight & Logistics	—	363,187	—	363,187
Automobile Components	—	4,960,738	—	4,960,738
Automobiles	—	7,374,794	—	7,374,794
Banks	—	645,534	—	645,534
Beverages	—	694,191	—	694,191
Building Materials	—	8,710,535	—	8,710,535
Building Products	—	3,067,081	—	3,067,081
Capital Markets	—	5,248,827	—	5,248,827
Chemicals	—	11,000,582	—	11,000,582
Commercial Services & Supplies	—	20,727,174	—	20,727,174
Communications Equipment	—	884,361	—	884,361
Construction & Engineering	—	2,753,585	—	2,753,585
Consumer Discretionary	—	2,935,225	—	2,935,225
Consumer Finance	2,687	10,152,192	—	10,154,879
Consumer Staples Distribution & Retail	—	2,703,787	—	2,703,787
Containers & Packaging	—	11,849,292	769,920	12,619,212
Distributors	—	542,611	—	542,611
Diversified REITs	—	4,468,175	—	4,468,175
Diversified Telecommunication Services	—	23,361,463	—	23,361,463
Electric Utilities	—	7,994,186	—	7,994,186
Electronic Equipment, Instruments & Components	—	1,900,371	—	1,900,371
Energy Equipment & Services	—	4,621,001	—	4,621,001
Entertainment	—	785,657	—	785,657
Environmental, Maintenance & Security Service	—	4,305,267	—	4,305,267
Financial Services	—	19,179,757	—	19,179,757
Food Products	—	6,224,872	—	6,224,872
Ground Transportation	—	2,247,410	—	2,247,410
Health Care Equipment & Supplies	—	2,532,336	—	2,532,336
Health Care Providers & Services	—	15,002,660	—	15,002,660
Health Care REITs	—	3,361,897	—	3,361,897
Hotel & Resort REITs	—	3,837,821	—	3,837,821
Hotels, Restaurants & Leisure	—	20,529,698	—	20,529,698
Household Durables	—	3,707,794	—	3,707,794
Household Products	—	—	—	—
Independent Power and Renewable Electricity Producers	—	6,670,612	—	6,670,612
Industrial Conglomerates	—	520,114	—	520,114
Insurance	—	23,821,227	—	23,821,227
Interactive Media & Services	—	992,561	—	992,561
Internet Software & Services	—	3,124,552	—	3,124,552
IT Services	—	4,409,334	—	4,409,334
Machinery	—	5,265,845	—	5,265,845
Media	—	19,733,512	—	19,733,512
Metals & Mining	—	10,122,017	—	10,122,017
Mortgage Real Estate Investment Trusts (REITs)	—	1,125,413	—	1,125,413
Multi-Utilities	—	128,766	—	128,766
Oil, Gas & Consumable Fuels	—	39,888,514	—	39,888,514
Passenger Airlines	—	1,146,010	—	1,146,010
Personal Care Products	—	667,832	—	667,832
Pharmaceuticals	—	8,769,857	—	8,769,857

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Corporate Bonds (continued)
Real Estate Management & Development	$ —	$ 1,585,018	$ —	$ 1,585,018
Retail REITs	—	321,164	—	321,164
Semiconductors & Semiconductor Equipment	—	5,411,516	—	5,411,516
Software	—	20,087,342	—	20,087,342
Specialty Retail	—	682,929	—	682,929
Technology Hardware, Storage & Peripherals	—	1,318,321	—	1,318,321
Textiles, Apparel & Luxury Goods	—	1,657,948	—	1,657,948
Tobacco	—	565,841	—	565,841
Transportation Infrastructure	—	256,966	49,793	306,759
Water Utilities	—	898,177	—	898,177
Wireless Telecommunication Services	—	3,921,000	—	3,921,000
Fixed Rate Loan Interests	—	1,751,923	—	1,751,923
Floating Rate Loan Interests	—	314,410,709	8,678,777	323,089,486
Foreign Agency Obligations	—	1,852,280	—	1,852,280
Investment Companies
Equity Funds	—	83,141	—	83,141
Fixed Income Funds	1,674,400	—	—	1,674,400
Non-Agency Mortgage-Backed Securities	—	24,398,123	—	24,398,123
Other Interests	—	—	—	—
Preferred Securities
Capital Trusts	—	36,310,755	—	36,310,755
Preferred Stocks
Capital Markets	1,383,250	—	—	1,383,250
Ground Transportation	—	18,660	—	18,660
IT Services	—	—	87,793	87,793
U.S. Government Sponsored Agency Securities	—	15,060,743	—	15,060,743
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	1,622,279	—	—	1,622,279
U.S. Treasury Obligations	—	28,689,703	—	28,689,703
Unfunded Floating Rate Loan Interests(a)	—	1,239	—	1,239
Liabilities
Unfunded Floating Rate Loan Interests(a)	—	(121)	—	(121)
	$4,690,218	$861,050,041	$11,603,939	$877,344,198
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 8,434	$ —	$ 8,434
Foreign Currency Exchange Contracts	—	51,524	—	51,524
Interest Rate Contracts	71,111	190,232	—	261,343
Liabilities
Credit Contracts	—	(13,896)	—	(13,896)
Foreign Currency Exchange Contracts	—	(2,385)	—	(2,385)
Interest Rate Contracts	(542,271)	—	—	(542,271)
	$(471,160)	$233,909	$—	$(237,251)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $321,272,231 are categorized as Level 2 within the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Asset-Backed Securities	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Other Interests	Preferred Stocks
Assets
Opening balance, as of December 31, 2024	$ 917,574	$ 605,755	$ 1,235,747	$ 1,606,112	$ 13,579,446	$ — (a)	$ 77,041
Transfers into Level 3	—	—	541,800	12,727	1,806,152	—	—
Transfers out of Level 3	—	—	(1,084,835)	(67,300)	(8,164,874)	—	—
Other(b)	—	—	—	(1,023,000)	1,023,000	—	—
Accrued discounts/premiums	(8,788)	—	33,096	407	20,339	—	—
Net realized gain (loss)	—	104,759	(35)	3,679	13,127	—	(119)
Net change in unrealized appreciation (depreciation)(c)	40,638	(501,556)	(12,879)	(9,686)	115,170	—	10,871
Purchases	—	1,139,299	274,199	2,059	5,740,789	—	—
Sales	—	(280,025)	(167,380)	(524,998)	(5,454,372)	—	—
Closing balance, as of September 30, 2025	$ 949,424	$ 1,068,232	$ 819,713	$ —	$ 8,678,777	$ — (a)	$ 87,793
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(c)	$ 40,638	$ (501,556)	$ (28,781)	$ (14,787)	$ 153,759	$ —	$ 10,871

Total
Assets
Opening balance, as of December 31, 2024	$ 18,021,675
Transfers into Level 3	2,360,679
Transfers out of Level 3	(9,317,009)
Other(b)	—
Accrued discounts/premiums	45,054
Net realized gain (loss)	121,411
Net change in unrealized appreciation (depreciation)(c)	(357,442)
Purchases	7,156,346
Sales	(6,426,775)
Closing balance, as of September 30, 2025	$ 11,603,939
Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025(c)	$ (339,856)

(a)	Rounds to less than $1.
(b)	Certain Level 3 investments were re-classified between Fixed Rate Loan Interests and Floating Rate Loan Interests.
(c)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s financial instruments that are categorized as Level 3 were valued utilizing third-party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third-party information could result in a significantly lower or higher value of such Level 3 financial instruments.

Currency Abbreviation
EUR	Euro
GBP	British Pound
USD	United States Dollar

Portfolio Abbreviation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
Portfolio Abbreviation (continued)
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate